UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group® Foundation Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2019

Item 1. Reports to Stockholders

Multi-asset mutual fund

Delaware Strategic Allocation Fund

(formerly, Delaware Foundation® Moderate Allocation Fund)

March 31, 2019

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Allocation Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions

●	View statements and tax forms

●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Strategic Allocation Fund	April 9, 2019 (Unaudited)

Performance preview (for the year ended March 31, 2019)

Delaware Strategic Allocation Fund (Institutional Class shares)*	1-year return	+1.87%

Delaware Strategic Allocation Fund (Class A shares)	1-year return	+1.63%

Bloomberg Barclays US Aggregate Index (benchmark)	1-year return	+4.48%

S&P 500 ® Index (benchmark)	1-year return	+9.50%

Lipper Mixed-Asset Target Allocation Moderate Funds Average	1-year return	+3.17%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Strategic Allocation Fund, please see the table on page 3.

Institutional Class shares are not subject to a sales charge and offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Mixed-Asset Target Allocation Moderate Funds Average compares funds that, by portfolio practice, maintain a mix of between 40% and 60% equity securities, with the remainder invested in bonds, cash, and cash equivalents.

Please see page 6 for a description of the indices. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

*Total return for the report period presented in the table differs from the return in “Financial highlights.” The total return presented in the above table is calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total return presented in “Financial highlights” is calculated in the same manner but also takes into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

At a meeting on Nov. 14, 2018, Delaware Group® Foundation Funds’ Board of Trustees approved a name change for the Fund. The Fund’s name changed from “Delaware Foundation® Moderate Allocation Fund” to “Delaware Strategic Allocation Fund.” At the same meeting, the Board also approved the appointment of Macquarie Investment Management Austria Kapitalanlage AG as a sub-advisor to the Fund. Both the name change and the sub-advisor appointment were effective close of business Jan. 25, 2019. Please see the Fund’s prospectus for more information.

Economic backdrop

In the period from April 1, 2018 to March 31, 2019, the prices of many risky assets rose. In the equity markets, US large-cap equities outperformed US small-caps, while developed market and emerging market equities generally produced negative returns. In the fixed income markets, US fixed income securities generated higher returns than global fixed income securities.

The price of many commodities declined during the Fund’s fiscal year. Over the 12 months ended March 31, 2019, the spot price of West Texas Intermediate (WTI) crude oil fell 7.4%, and the relatively energy-intensive S&P GSCI® index dropped by 4.2%. The Thomson Reuters/ CoreCommodity CRB Index, which has a lower weight in energy-linked commodities, fell 5.9% during the period, while the spot price of gold declined by 2.5%. (Source: Bloomberg.)

Within the Fund

For the fiscal year ended March 31, 2019, Delaware Strategic Allocation Fund underperformed its benchmarks, the Bloomberg Barclays US Aggregate Index and the S&P 500 Index. The Fund’s Institutional Class shares gained 1.87%. The Fund’s Class A shares

1

Portfolio management review

Delaware Strategic Allocation Fund

advanced 1.63% at net asset value and declined 4.22% at maximum offer price. These figures reflect all distributions reinvested. During the same period, the Fund’s benchmarks, the Bloomberg Barclays US Aggregate Index and the S&P 500 Index, gained 4.48% and 9.50%, respectively. For complete, annualized performance of Delaware Strategic Allocation Fund, please see the table on page 3.

The Fund posted a positive return for the fiscal year ended March 31, 2019. Its return was lower than the S&P 500 Index, which we did not find surprising because the Fund held fixed income securities, which generally delivered lower returns than equities for the 12-month period.

The Fund tends to hold a higher weight in non-US securities than most other asset allocation funds. Thus, when US markets are delivering higher total returns than non-US markets, or when the US dollar is appreciating relative to other currencies, the Fund will tend to struggle by comparison with its peers. During the fiscal year ended March 31, 2019, the Fund delivered returns that were lower than the average returns of its Lipper peer group, as shown on page 1.

Portfolio positioning

The Fund’s strategic policy weights reflect a commitment to seeking diversification in terms of both geographies and asset classes. At the beginning of April 2018, the Fund was positioned defensively relative to its strategic policy weights. In particular, the Fund was slightly below its strategic policy weights in developed market equities and it held a small tactical position in US real estate equities.

In broad terms, these active positions were maintained for most of the 12 months ended

March 31, 2019. However, during the first quarter of 2019, we chose to reduce the overweight in US equities and to reduce the underweight in developed-market equities. As a result, by the end of the fiscal year, the Fund was positioned closer to its strategic policy weights.

As part of the oversight process, we periodically analyze the sources of the Fund’s active performance. Over the 12 months ended March 31, 2019, the Fund’s active positioning with respect to the strategic policy weights of different asset classes helped the Fund’s active performance, relative to its hypothetical returns at the strategic policy weights. The underweight in developed market equities and the tactical position in US real estate equities both contributed to active returns.

We also periodically examine the contribution of derivatives to the Fund’s performance. Based on the available information, the Fund’s combination of futures, options, swaps, and currency positions had only a limited impact on performance during the 12 months ended March 31, 2019.

As the Fund’s fiscal year came to a close, we continued to seek to deliver the benefits of diversification while aiming to actively manage risk. With these two precepts in mind, the Fund seeks to deliver returns that are derived from tactical asset allocation decisions as well as from active management of individual asset classes and investment styles. The Fund is managed based on the assumption that investors should keep a global perspective when evaluating potential investment opportunities, and we therefore continue to manage the Fund so that it includes investment possibilities around the globe.

Performance summary

Delaware Strategic Allocation Fund	March 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2019
	1 year	5 years	10 years	Lifetime
Class A (Est. Dec. 31, 1997)
Excluding sales charge	+1.63%	+4.17%	+8.96%	+4.94%
Including sales charge	-4.22%	+2.95%	+8.32%	+4.65%
Class C (Est. Dec. 31, 1997)
Excluding sales charge	+0.82%	+3.38%	+8.11%	+4.17%
Including sales charge	-0.13%	+3.38%	+8.11%	+4.17%
Class R (Est. June 2, 2003)
Excluding sales charge	+1.36%*	+3.90%	+8.65%	+5.88%
Including sales charge	+1.36%	+3.90%	+8.65%	+5.88%
Institutional Class (Est. Dec. 31, 1997)
Excluding sales charge	+1.87%*	+4.43%	+9.21%	+5.19%
Including sales charge	+1.87%	+4.43%	+9.21%	+5.19%
Bloomberg Barclays US Aggregate Index	+4.48%	+2.74%	+3.77%	+4.83%**
S&P 500 Index	+9.50%	+10.91%	+15.92%	+7.18%**

* Total returns for the report period presented in the table differ from the returns in “Financial highlights.” The total returns presented in the above table are calculated based on the net asset value (NAV) at which shareholder transactions were processed. The total returns presented in “Financial highlights” are calculated in the same manner but also take into account certain adjustments that are necessary under US generally accepted accounting principles (US GAAP) required in the annual report.

**The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 5. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

Class A shares are sold with a maximum front-end sales charge of 5.75%. In connection with the merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of

3

Performance summary

Delaware Strategic Allocation Fund

average daily net assets representing shares acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.50% of average daily net assets.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Risk controls and asset allocation models do not promise any level of performance or guarantee against loss of principal.

Narrowly focused investments may exhibit higher volatility than investments in multiple industry sectors.

Real estate investment trust (REIT) investments are subject to many of the risks associated with direct real estate ownership, including changes in economic conditions, credit risk, and interest rate fluctuations.

The Fund may experience portfolio turnover in excess of 100%, which could result in higher transaction costs and tax liability.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

4

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90% of the Fund’s average daily net assets during the period from April 1, 2018 to March 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expenses	1.17%	1.93%	1.43%	0.93%
(without fee waivers)
Net expenses	1.14%	1.90%	1.40%	0.90%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from July 29, 2017 through March 25, 2020.

5

Performance summary

Delaware Strategic Allocation Fund

Performance of a $10,000 investment1

Average annual total returns from March 31, 2009 through March 31, 2019

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on March 31, 2009, and includes the effect of a 5.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 5. Please note additional details on pages 3 through 7.

The graph also assumes $10,000 invested in the Bloomberg Barclays US Aggregate Index and the S&P 500 Index as of March 31, 2009.

The Bloomberg Barclays US Aggregate Index is a broad composite that tracks the investment grade domestic bond market.

The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value, and is often used to represent performance of the US stock market.

The S&P GSCI, formerly Goldman Sachs Commodity Index, mentioned on page 1, is a world production-weighted index composed of the principal physical commodities that are the subject of active, liquid futures markets.

The Thomson Reuters/CoreCommodity CRB Index, mentioned on page 1, is a widely recognized measure of global commodities markets. It is made up of 19 components considered to be significant commodities, including silver, sugar, wheat, aluminum, and soy beans.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DFBAX	245918503
Class C	DFBCX	245918701
Class R	DFBRX	245918834
Institutional Class	DFFIX	245918800

7

Disclosure of Fund expenses

For the six-month period from October 1, 2018 to March 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Oct. 1, 2018 to March 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Strategic Allocation Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Annualized Expense Ratio	Expenses Paid During Period 10/1/18 to 3/31/19*
Actual Fund return†
Class A	$1,000.00	$991.00	1.16%	$5.76
Class C	1,000.00	987.00	1.92%	9.51
Class R	1,000.00	990.40	1.42%	7.05
Institutional Class	1,000.00	992.20	0.92%	4.57

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.15	1.16%	$5.84
Class C	1,000.00	1,015.36	1.92%	9.65
Class R	1,000.00	1,017.85	1.42%	7.14
Institutional Class	1,000.00	1,020.34	0.92%	4.63

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies in which it invests (Underlying Funds), including exchange-traded funds. The table above does not reflect the expenses of the Underlying Funds.

9

Security type / sector allocation, top 10 equity holdings, and country allocation

Delaware Strategic Allocation Fund	As of March 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	51.70%
US Markets	22.31%
Communication Services	1.74%
Consumer Discretionary	1.83%
Consumer Staples	0.82%
Energy	1.38%
Financials	2.83%
Healthcare	3.74%
Industrials	1.84%
Information Technology	3.77%
Materials	0.66%
Real Estate	3.25%
Utilities	0.45%
Developed Markets	19.82%
Communication Services	0.83%
Consumer Discretionary	3.55%
Consumer Staples	2.45%
Energy	0.74%
Financials	2.86%
Healthcare	2.42%
Industrials	4.23%
Information Technology	1.37%
Materials	0.93%
Real Estate	0.22%
Utilities	0.22%
Emerging Markets	9.57%
Communication Services	2.22%
Consumer Discretionary	1.26%
Consumer Staples	1.13%
Energy	1.62%
Financials	1.13%
Healthcare	0.13%
Industrials	0.03%
Information Technology	1.65%
Materials	0.35%
Real Estate	0.05%
Exchange-Traded Funds	7.19%
Limited Partnership	0.03%

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.02%
Agency Collateralized Mortgage Obligations	5.85%
Agency Commercial Mortgage-Backed Securities	0.52%
Agency Mortgage-Backed Securities	9.83%
Collateralized Debt Obligations	2.31%
Corporate Bonds	17.08%
Banking	4.14%
Basic Industry	1.15%
Capital Goods	0.65%
Communications	1.46%
Consumer Cyclical	0.76%
Consumer Non-Cyclical	1.64%
Energy	1.38%
Financials	0.64%
Insurance	0.81%
Media	0.86%
Real Estate	0.67%
Technology	0.56%
Transportation	0.22%
Utilities	2.14%
Loan Agreements	1.49%
Municipal Bonds	0.37%
Non-Agency Asset-Backed Securities	1.94%
Non-Agency Collateralized Mortgage Obligations	0.68%
Non-Agency Commercial Mortgage-Backed Securities	2.45%
Regional Bonds	0.08%
Sovereign Bonds	0.76%
Supranational Banks	0.02%
US Treasury Obligations	0.34%
Preferred Stock	0.39%
Short-Term Investments	1.93%
Total Value of Securities	104.98%
Liabilities Net of Receivables and Other Assets	(4.98%)
Total Net Assets	100.00%

11

Security type / sector allocation, top 10 equity holdings, and country allocation

Delaware Strategic Allocation Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Reliance Industries GDR	0.85%
Novartis	0.64%
ITOCHU	0.56%
Alibaba Group Holding ADR	0.56%
Microsoft	0.56%
Techtronic Industries	0.54%
Samsung Electronics	0.53%
Yue Yuen Industrial Holdings	0.51%
Imperial Brands	0.51%
Tencent Holdings	0.49%

*Country/market	Percentage of net assets
Developed Markets	26.09%
Australia	0.89%
Austria	0.03%
Belgium	0.04%
Bermuda	0.16%
Canada	1.07%
Cayman Islands	2.35%
Denmark	0.57%
Finland	0.06%
France	3.19%
Germany	1.56%
Hong Kong	1.35%
Ireland	0.06%
Israel	0.15%
Italy	0.48%
Japan	5.40%
Luxembourg	0.12%
Netherlands	1.90%
New Zealand	0.01%
Norway	0.02%
Portugal	0.07%
Singapore	0.35%
Spain	0.96%
Sweden	0.70%
Switzerland	1.49%
United Kingdom	3.11%

*Country/market	Percentage of net assets
Emerging Markets	10.51%
Argentina	0.14%
Brazil	1.12%
Chile	0.17%
China	3.40%
Colombia	0.01%
India	1.04%
Indonesia	0.23%
Malaysia	0.01%
Mexico	0.78%
Morocco	0.07%
Peru	0.09%
Republic of Korea	1.74%
Russia	0.75%
South Africa	0.01%
Taiwan	0.70%
Turkey	0.17%
United Arab Emirates	0.08%
Supranational	0.02%
US Markets	66.43%
Total	103.05%

*Allocation includes all investments except for short-term investments.

13

Schedule of investments

Delaware Strategic Allocation Fund	March 31, 2019

	Number of shares	Value (US $)
Common Stock – 51.70%
US Markets – 22.31%
Communication Services – 1.74%
Alphabet Class A †	694	$816,762
Alphabet Class C †	40	46,932
AT&T	30,830	966,829
ATN International	688	38,796
Century Communications =†	25,000	0
Charter Communications Class A †	972	337,197
Cinemark Holdings	1,750	69,983
Comcast Class A	5,505	220,090
Facebook Class A †	1,085	180,859
Fox Class A †	660	24,229
Liberty Global Class A †	2,457	61,228
Liberty Global Class C †	13,681	331,217
Nexstar Media Group Class A	300	32,511
Take-Two Interactive Software †	3,458	326,331
TripAdvisor †	5,756	296,146
Verizon Communications	11,900	703,647
Walt Disney	2,111	234,384
Yelp †	1,180	40,710

		4,727,851

Consumer Discretionary – 1.83%
Amazon.com †	295	525,321
American Eagle Outfitters	3,460	76,708
Aramark	3,800	112,290
BorgWarner	2,720	104,475
Cheesecake Factory	1,190	58,215
Chuy’s Holdings †	855	19,468
Dollar General	2,992	356,946
Dollar Tree †	12,539	1,317,097
Five Below †	615	76,414
Hasbro	4,375	371,963
Home Depot	2,075	398,172
Jack in the Box	765	62,011
Lowe’s	6,900	755,343
Malibu Boats Class A †	1,323	52,364
NIKE Class B	2,005	168,841
Starbucks	2,880	214,099
Steven Madden	2,550	86,292
Tenneco Class A	1,880	41,661
Toll Brothers	2,485	89,957
Tractor Supply	1,135	110,958

		4,998,595

14

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Consumer Staples – 0.82%
Archer-Daniels-Midland	15,200	$655,576
Casey’s General Stores	820	105,591
Constellation Brands Class A	1,857	325,588
General Mills	2,605	134,809
J&J Snack Foods	433	68,778
Mondelez International Class A	14,973	747,452
PepsiCo	1,495	183,212

		2,221,006

Energy – 1.38%
Carrizo Oil & Gas †	4,105	51,189
Chevron	2,250	277,155
ConocoPhillips	10,300	687,422
EOG Resources	1,440	137,059
Halliburton	27,500	805,750
Keane Group †	3,900	42,471
KLX Energy Services Holdings †	530	13,324
Marathon Oil	41,349	690,942
Occidental Petroleum	12,265	811,943
Patterson-UTI Energy	2,505	35,120
Pioneer Energy Services †	7,235	12,806
Pioneer Natural Resources	1,095	166,747
SRC Energy †	2,710	13,875
US Silica Holdings	1,450	25,172

		3,770,975

Financials – 2.83%
Allstate	7,800	734,604
American Equity Investment Life Holding	1,845	49,852
American International Group	16,800	723,408
Bank of New York Mellon	13,400	675,762
BB&T	14,300	665,379
BlackRock	320	136,758
Bryn Mawr Bank	710	25,652
Capital One Financial	1,660	135,605
CenterState Bank	2,505	59,644
Charles Schwab	7,142	305,392
City Holding	681	51,885
CME Group	1,397	229,918
Comerica	1,120	82,118
East West Bancorp	2,295	110,091
Essent Group †	2,375	103,194
Evercore Class A	330	30,030

15

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Financials (continued)
First Bancorp (North Carolina)	1,355	$47,100
First Financial Bancorp	2,411	58,009
First Interstate BancSystem Class A	1,665	66,300
Great Western Bancorp	2,146	67,792
Hamilton Lane Class A	770	33,557
Hope Bancorp	1,430	18,704
Independent Bank	745	60,352
Independent Bank Group	985	50,521
Intercontinental Exchange	1,585	120,682
JPMorgan Chase & Co.	4,010	405,932
KeyCorp	8,960	141,120
KKR & Co. Class A	20,932	491,693
LendingTree †	150	52,734
Marsh & McLennan	7,900	741,810
MGIC Investment †	14,630	192,970
Old National Bancorp	3,540	58,056
Primerica	470	57,411
Prudential Financial	1,180	108,418
Raymond James Financial	1,120	90,059
Reinsurance Group of America	865	122,813
Selective Insurance Group	1,180	74,670
State Street	1,405	92,463
Sterling Bancorp	860	16,022
Stifel Financial	1,430	75,447
Travelers	795	109,042
Umpqua Holdings	970	16,005
US Bancorp	2,630	126,740
Valley National Bancorp	5,110	48,954
WSFS Financial	1,572	60,679

		7,725,347

Healthcare – 3.74%
Abbott Laboratories	11,510	920,109
Adamas Pharmaceuticals †	3,235	23,001
Allergan	940	137,625
Array BioPharma †	1,580	38,520
Becton Dickinson & Co.	580	144,843
Biogen †	922	217,942
Brookdale Senior Living †	10,375	68,267
Cardinal Health	13,300	640,395
Celgene †	1,130	106,604
Cigna	4,827	776,278

16

	Number of shares	Value (US $)
Common Stock (continued)
US Markets (continued)
Healthcare (continued)
CONMED	945	$78,605
CryoLife †	1,923	56,094
CVS Health	11,300	609,409
DexCom †	755	89,921
Edwards Lifesciences †	620	118,625
Illumina †	793	246,377
IQVIA Holdings †	4,177	600,861
Johnson & Johnson	7,310	1,021,865
Ligand Pharmaceuticals Class B †	530	66,626
Medicines †	1,905	53,245
Merck & Co.	11,580	963,109
Merit Medical Systems †	1,321	81,677
Natera †	2,676	55,179
Neurocrine Biosciences †	760	66,956
NuVasive †	840	47,704
Pfizer	21,820	926,695
Prestige Consumer Healthcare †	1,784	53,359
Puma Biotechnology †	1,085	42,087
Quest Diagnostics	7,700	692,384
Quidel †	1,185	77,582
Repligen †	1,295	76,509
Retrophin †	3,030	68,569
Spark Therapeutics †	350	39,858
Spectrum Pharmaceuticals †	3,225	34,475
Supernus Pharmaceuticals †	1,080	37,843
Tabula Rasa HealthCare †	645	36,391
Thermo Fisher Scientific	745	203,921
Ultragenyx Pharmaceutical †	625	43,350
UnitedHealth Group	1,498	370,395
Vanda Pharmaceuticals †	2,800	51,520
Vertex Pharmaceuticals †	700	128,765
Wright Medical Group †	2,525	79,411

		10,192,951

Industrials – 1.84%
ABM Industries	1,525	55,434
Applied Industrial Technologies	1,215	72,256
ASGN †	830	52,697
Barnes Group	1,147	58,967
BrightView Holdings †	1,815	26,136
Casella Waste Systems Class A †	1,810	64,364

17

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Industrials (continued)
Columbus McKinnon	1,928	$66,227
Continental Building Products †	2,785	69,040
Eaton	1,350	108,756
Emerson Electric	1,040	71,209
ESCO Technologies	774	51,881
Federal Signal	2,800	72,772
Gates Industrial †	2,860	41,012
Granite Construction	1,248	53,851
Hawaiian Holdings	880	23,100
Honeywell International	800	127,136
Hub Group Class A †	783	31,986
Ingersoll-Rand	765	82,582
Kadant	811	71,336
KeyW Holding †	1,445	12,456
Kforce	585	20,545
Lockheed Martin	395	118,563
MasTec †	910	43,771
MYR Group †	2,010	69,606
Navigant Consulting	1,662	32,359
Northrop Grumman	2,500	674,000
Oshkosh	1,025	77,008
Parker-Hannifin	1,220	209,376
Raytheon	3,900	710,112
Rockwell Automation	300	52,638
Southwest Airlines	2,170	112,645
Tetra Tech	1,185	70,614
Union Pacific	1,430	239,096
United Technologies	3,940	507,827
US Ecology	875	48,983
WageWorks †	1,108	41,838
Waste Management	7,100	737,761
Woodward	365	34,635

		5,014,575

Information Technology – 3.77%
Accenture Class A	1,085	190,982
Adobe †	655	174,551
Anixter International †	800	44,888
Apple	3,565	677,172
Applied Materials	8,640	342,662
Arista Networks †	1,047	329,240
Arlo Technologies †	1,087	4,489

18

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Information Technology (continued)
Autodesk †	2,548	$397,029
Belden	790	42,423
Blackbaud	355	28,304
Broadcom	3,080	926,187
Brooks Automation	2,090	61,300
Cisco Systems	18,655	1,007,183
ExlService Holdings †	1,330	79,827
II-VI †	1,765	65,729
Intel	17,480	938,676
j2 Global	1,080	93,528
MACOM Technology Solutions Holdings †	696	11,630
Mastercard Class A	1,671	393,437
MaxLinear †	2,820	71,995
Microsoft	12,949	1,527,205
Mimecast †	680	32,198
NETGEAR †	985	32,623
Oracle	13,500	725,085
Paylocity Holding †	472	42,098
PayPal Holdings †	3,890	403,938
Plantronics	895	41,268
Proofpoint †	195	23,679
PTC †	1,215	111,999
Q2 Holdings †	1,455	100,773
Rapid7 †	1,030	52,128
salesforce.com †	1,220	193,211
Semtech †	1,335	67,965
ServiceNow †	390	96,131
Silicon Laboratories †	535	43,260
SS&C Technologies Holdings	2,190	139,481
SYNNEX	164	15,644
Texas Instruments	670	71,067
Tyler Technologies †	635	129,794
Visa Class A	3,476	542,916

		10,273,695

Materials – 0.66%
Axalta Coating Systems †	2,045	51,554
Balchem	425	39,440
Ball	3,754	217,206
Boise Cascade	2,160	57,802
Coeur Mining †	6,405	26,132
DowDuPont	15,471	824,759

19

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Materials (continued)
Eastman Chemical	1,945	$147,587
Kaiser Aluminum	730	76,453
Minerals Technologies	1,205	70,842
Neenah	1,110	71,440
Quaker Chemical	335	67,111
Westrock	2,364	90,659
Worthington Industries	1,795	66,989

		1,807,974

Real Estate – 3.25%
American Tower	1,050	206,913
Apartment Investment & Management Class A	2,376	119,489
Armada Hoffler Properties	2,150	33,519
AvalonBay Communities	1,775	356,296
Boston Properties	2,225	297,883
Brandywine Realty Trust	15,075	239,089
Brixmor Property Group	4,630	85,053
Camden Property Trust	1,135	115,203
Cousins Properties	10,695	103,314
Crown Castle International	1,663	212,864
Douglas Emmett	4,725	190,985
EastGroup Properties	685	76,473
Empire State Realty Trust Class A	1,250	19,750
Equity LifeStyle Properties	1,300	148,590
Equity Residential	14,270	1,074,816
Essex Property Trust	1,025	296,471
Extra Space Storage	1,200	122,292
Federal Realty Investment Trust	650	89,603
First Industrial Realty Trust	7,680	271,565
Highwoods Properties	2,650	123,967
Host Hotels & Resorts	8,525	161,123
JBG SMITH Properties	1,312	54,251
Kilroy Realty	1,600	121,536
Kimco Realty	5,525	102,213
Kite Realty Group Trust	4,680	74,833
Lexington Realty Trust	5,475	49,603
Liberty Property Trust	200	9,684
LTC Properties	75	3,435
Macerich	1,400	60,690
Mack-Cali Realty	2,085	46,287
Mid-America Apartment Communities	1,218	133,164
National Retail Properties	2,025	112,165

20

	Number of shares	Value (US $)

Common Stock (continued)

US Markets (continued)
Real Estate (continued)
Omega Healthcare Investors	1,675	$63,901
Pebblebrook Hotel Trust	4,541	141,043
Physicians Realty Trust	2,355	44,298
Prologis	10,394	747,848
PS Business Parks	725	113,702
Public Storage	1,300	283,114
Regency Centers	3,390	228,791
Retail Value	432	13,465
RLJ Lodging Trust	2,825	49,635
RPT Realty	9,080	109,051
Sabra Health Care REIT	200	3,894
Simon Property Group	4,580	834,522
SITE Centers	4,037	54,984
SL Green Realty	1,875	168,600
Spirit MTA REIT	677	4,394
Spirit Realty Capital	1,405	55,821
Tanger Factory Outlet Centers	2,750	57,695
Taubman Centers	675	35,694
UDR	4,200	190,932
Urban Edge Properties	1,175	22,325
Ventas	3,900	248,859
Vornado Realty Trust	2,650	178,716
Welltower	1,375	106,700

		8,871,103

Utilities – 0.45%
Edison International	11,400	705,888
NorthWestern	1,535	108,079
PPL	6,700	212,658
South Jersey Industries	2,895	92,843
Spire	1,225	100,805

		1,220,273

Total US Markets (cost $37,129,893)		60,824,345

Developed Markets – 19.82%§
Communication Services – 0.83%
Nippon Telegraph & Telephone	23,530	1,003,110
Publicis Groupe	5,395	288,859
Tele2 Class B	46,204	616,513
Toho	3,300	132,748
Vivendi	7,430	215,322

		2,256,552

21

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Discretionary – 3.55%
Bandai Namco Holdings	3,300	$154,938
Bayerische Motoren Werke	10,369	800,632
Cie Generale des Etablissements Michelin	9,263	1,094,369
Genting Singapore	170,000	130,768
Hermes International	185	122,150
HUGO BOSS	1,340	91,622
Industria de Diseno Textil	3,700	108,785
Kering	1,476	846,637
LVMH Moet Hennessy Louis Vuitton	490	180,484
Nitori Holdings	874	113,004
Oriental Land	1,100	125,110
Persimmon	2,780	78,634
Playtech	152,083	861,862
Sony	5,200	219,550
Stanley Electric	5,100	137,433
Swatch Group	320	91,649
Techtronic Industries	217,500	1,464,787
Toyota Motor	20,088	1,183,400
USS	6,800	126,463
Valeo	12,406	360,180
Yue Yuen Industrial Holdings	404,500	1,392,595

		9,685,052

Consumer Staples – 2.45%
Aeon	6,700	140,334
Anheuser-Busch InBev	1,150	96,536
Asahi Group Holdings	2,300	102,669
Carlsberg Class B	9,413	1,177,079
Chocoladefabriken Lindt & Spruengli	28	190,383
Coca-Cola European Partners	3,000	154,630
Coca-Cola HBC †	3,930	134,010
Diageo	3,430	140,363
Essity Class B	3,500	101,004
Imperial Brands	40,349	1,380,430
Jeronimo Martins	5,810	85,787
Koninklijke Ahold Delhaize	8,110	215,919
L’Oreal	1,130	304,299
Matsumotokiyoshi Holdings	19,200	641,527
Nestle	4,205	400,948
Reckitt Benckiser Group (United Kingdom)	800	66,578
Sundrug	3,400	93,835
Suntory Beverage & Food	2,800	131,688

22

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Consumer Staples (continued)
Tate & Lyle	16,800	$158,900
Treasury Wine Estates	10,700	113,583
Unicharm	4,000	132,609
Unilever	1,780	102,461
Unilever CVA	2,990	174,321
WH Group 144A #	152,500	163,118
Wm Morrison Supermarkets	30,000	88,997
Woolworths Group	8,720	188,316

		6,680,324

Energy – 0.74%
Caltex Australia	4,975	92,556
Galp Energia	7,400	118,575
Neste	1,550	165,231
Suncor Energy	28,700	930,143
TOTAL	12,772	710,753

		2,017,258

Financials – 2.86%
AIA Group	46,400	463,989
AXA	36,070	907,193
Banco Espirito Santo Class R =†	370,000	0
Banco Santander	141,264	655,964
Bank Leumi Le-Israel	22,050	144,461
DBS Group Holdings	7,900	147,468
ING Groep	66,505	805,861
Investec	22,200	127,929
Kinnevik Class B	4,250	110,228
Mediobanca Banca di Credito Finanziario	8,480	88,294
Mitsubishi UFJ Financial Group	210,854	1,042,841
Nordea Bank	117,601	895,515
Prudential	10,700	214,487
Raiffeisen Bank International	4,200	94,342
Standard Chartered	103,251	795,894
UniCredit	50,014	642,455
United Overseas Bank	35,900	669,801

		7,806,722

Healthcare – 2.42%
Astellas Pharma	12,600	189,325
BeiGene ADR †	400	52,800
CSL	1,750	242,817
Fresenius SE & Co.	2,895	161,807

23

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Healthcare (continued)
Hoya	2,600	$172,217
Koninklijke Philips	32,020	1,308,260
Lonza Group †	490	152,124
Merck	1,360	155,273
Novartis	18,201	1,749,472
Novo Nordisk Class B	3,220	168,294
Roche Holding	2,130	586,932
Sanofi	7,406	654,869
Smith & Nephew	9,100	180,717
Sumitomo Dainippon Pharma	5,100	126,577
Takeda Pharmaceutical	17,377	711,627

		6,613,111

Industrials – 4.23%
ABB	7,730	145,281
AGC	3,500	122,939
Brenntag	1,990	102,312
Cie de Saint-Gobain	3,325	120,561
Deutsche Post	39,264	1,277,766
East Japan Railway	8,966	865,811
Eiffage	1,190	114,392
Elbit Systems	790	102,334
Fraport Frankfurt Airport Services Worldwide	1,660	127,347
Fuji Electric	3,400	96,801
Intertek Group	1,895	120,047
ITOCHU	84,686	1,534,830
Japan Airlines	3,400	119,814
KION Group	1,950	102,040
Leonardo	50,218	584,878
Meggitt	115,997	760,422
MINEBEA MITSUMI	79,000	1,192,464
Mitsubishi Electric	9,500	122,573
Qantas Airways	31,300	125,949
Rolls-Royce Holdings †	9,780	115,175
Safran	1,905	261,101
Schneider Electric	2,100	164,826
Shimizu	15,600	135,864
Siemens	2,750	295,742
Teleperformance	3,489	627,207
Tokyu	9,800	171,316
Vestas Wind Systems	2,536	213,750
Vinci	12,468	1,213,159

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Industrials (continued)
Volvo Class B	11,533	$178,948
West Japan Railway	2,200	165,761
Wolters Kluwer	3,530	240,496

		11,521,906

Information Technology – 1.37%
Amadeus IT Group	2,405	192,758
ASM Pacific Technology	13,000	145,261
ASML Holding (New York Shares)	1,650	310,117
Capgemini	1,430	173,519
CGI †	15,436	1,061,178
Computershare	11,150	135,542
Hitachi	22,300	724,541
Infineon Technologies	7,135	141,647
InterXion Holding †	960	64,061
Nice †	1,320	161,218
Omron	3,400	159,736
SAP	1,720	198,840
Tokyo Electron	1,100	159,564
Trend Micro	2,000	97,541

		3,725,523

Materials – 0.93%
Air Liquide	1,785	227,162
BlueScope Steel	11,470	113,846
Covestro 144A #	1,780	98,205
CRH	5,265	163,192
Givaudan	91	232,917
Koninklijke DSM	1,655	180,535
Kuraray	9,000	114,807
Norsk Hydro	16,750	68,119
Rio Tinto	17,088	993,207
Shin-Etsu Chemical	2,300	193,542
South32	62,000	164,659

		2,550,191

Real Estate – 0.22%
Daito Trust Construction	1,100	153,470
Grand City Properties	7,480	180,642
Klepierre	3,325	116,338
Mirvac Group	71,900	140,450

		590,900

Utilities – 0.22%
National Grid	41,042	455,580

25

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Developed Markets§ (continued)
Utilities (continued)
Tokyo Gas	5,500	$148,883

		604,463

Total Developed Markets (cost $46,363,454)		54,052,002

Emerging Markets – 9.57%@
Communication Services – 2.22%
America Movil Class L ADR	8,246	117,753
Baidu ADR †	2,800	461,580
China Mobile	39,715	405,265
China Mobile ADR	7,500	382,425
Grupo Televisa ADR	21,375	236,407
LG Uplus	11,308	154,004
Mail.Ru Group GDR †	3,962	98,099
Mobile TeleSystems PJSC ADR	9,000	68,040
NAVER	685	74,968
SINA †	9,700	574,628
SK Telecom ADR	49,200	1,204,908
Sohu.com ADR †	11,300	187,354
Telefonica Brasil ADR	12,255	147,918
Tencent Holdings	28,800	1,324,449
Tencent Music Entertainment Group ADR =†	7	127
TIM Participacoes ADR	10,500	158,340
Turkcell Iletisim Hizmetleri ADR	16,637	89,174
VEON ADR	30,214	63,147
Weibo ADR †	2,280	141,337
Yandex Class A †	4,800	164,832

		6,054,755

Consumer Discretionary – 1.26%
Alibaba Group Holding ADR †	8,372	1,527,471
Arcos Dorados Holdings Class A	23,300	167,061
Astra International	406,000	208,472
B2W Cia Digital †	65,534	702,482
Ctrip.com International ADR †	7,400	323,306
Hyundai Motor	1,008	106,281
JD.com ADR †	13,800	416,070

		3,451,143

Consumer Staples – 1.13%
Atacadao Distribuicao Comercio e Industria	20,900	107,240
BRF ADR †	32,560	189,499
China Mengniu Dairy	88,000	327,520
Cia Brasileira de Distribuicao ADR	9,300	216,504

26

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets @ (continued)
Consumer Staples (continued)
Cia Cervecerias Unidas ADR	4,600	$135,516
Coca-Cola Femsa ADR	6,730	444,180
Fomento Economico Mexicano ADR	2,125	196,095
Lotte Chilsung Beverage	89	138,859
Lotte Confectionery	367	59,908
Tingyi Cayman Islands Holding	187,724	309,875
Tsingtao Brewery Class H	58,000	273,636
Uni-President China Holdings	372,600	365,657
Wal-Mart de Mexico	53,062	141,852
X5 Retail Group GDR	7,164	178,527

		3,084,868

Energy – 1.62%
China Petroleum & Chemical Class H	318,200	252,544
CNOOC ADR	1,500	278,640
Gazprom PJSC ADR	85,285	385,295
Kunlun Energy	100,000	104,678
LUKOIL PJSC ADR	2,900	259,289
Petroleo Brasileiro ADR	28,219	449,246
Reliance Industries GDR 144A #	57,513	2,308,519
Rosneft Oil PJSC GDR	62,388	392,127

		4,430,338

Financials – 1.13%
Akbank T.A.S. †	170,833	194,516
Banco Bradesco ADR	29,602	322,958
Banco Santander Brasil ADR	14,700	165,081
Banco Santander Mexico ADR	39,100	264,707
China Construction Bank Class H	292,000	250,644
Grupo Financiero Banorte	19,100	103,764
Industrial & Commercial Bank of China Class H	558,000	409,787
Itau Unibanco Holding ADR	34,264	301,866
KB Financial Group ADR	916	33,947
Ping An Insurance Group Co. of China Class H	40,500	455,958
Samsung Life Insurance	2,564	190,038
Sberbank of Russia PJSC	117,002	382,345

		3,075,611

Healthcare – 0.13%
Dr Reddy’s Laboratories	5,181	208,231
Genscript Biotech †	46,000	87,024
Hypera	7,800	51,597

		346,852

27

Schedule of investments

Delaware Strategic Allocation Fund

	Number of shares	Value (US $)

Common Stock (continued)

Emerging Markets @ (continued)
Industrials – 0.03%
Lotte	1,668	$72,702

		72,702

Information Technology – 1.65%
Hon Hai Precision Industry	149,582	357,488
MediaTek	55,000	505,688
Samsung Electronics	36,420	1,436,512
SK Hynix	16,073	1,053,848
Taiwan Semiconductor Manufacturing	107,069	857,522
Taiwan Semiconductor Manufacturing ADR	4,700	192,512
WNS Holdings ADR †	1,846	98,336

		4,501,906

Materials – 0.35%
Cemex ADR †	16,026	74,361
Cia de Minas Buenaventura ADR	14,600	252,288
Impala Platinum Holdings †	6,822	28,953
Sociedad Quimica y Minera de Chile ADR	3,500	134,540
Tata Chemicals	15,197	129,183
UltraTech Cement	1,577	91,061
Vale ADR	18,500	241,610

		951,996

Real Estate – 0.05%
Etalon Group GDR 144A #	20,100	35,979
IRSA Inversiones y Representaciones ADR †	5,300	57,770
IRSA Propiedades Comerciales ADR	146	2,993
UEM Sunrise	147,519	29,688

		126,430

Total Emerging Markets (cost $21,102,740)		26,096,601

Total Common Stock (cost $104,596,087)		140,972,948

Exchange-Traded Funds – 7.19%

iShares MSCI EAFE ETF	22,065	1,431,136
iShares MSCI EAFE Growth ETF	65,605	5,081,107
iShares MSCI EAFE Value ETF	61,000	2,981,680
iShares Russell 1000 Growth ETF	44,350	6,712,816
Vanguard FTSE Developed Markets ETF	42,250	1,726,757
Vanguard Mega Cap Growth ETF	6,645	826,306
Vanguard Russell 1000 Growth ETF	5,365	834,150

Total Exchange-Traded Funds (cost $17,506,005)		19,593,952

28

	Number of shares	Value (US $)

Limited Partnership – 0.03%

Brookfield Property Partners	3,983	$81,930

Total Limited Partnership (cost $80,596)		81,930

	Principal amount°

Agency Asset-Backed Securities – 0.02%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.691% 9/26/33 ●	36,763	40,106
Fannie Mae REMIC Trust Series 2002-W11 AV1 2.826% (LIBOR01M + 0.34%, Floor 0.17%) 11/25/32 ●	1,924	1,885

Total Agency Asset-Backed Securities (cost $38,391)		41,991

Agency Collateralized Mortgage Obligations – 5.85%

Fannie Mae Interest Strip
Series 417 C24 3.50% 12/25/42 S	205,111	36,194
Series 418 C12 3.00% 8/25/33 S	102,315	12,292
Series 419 C2 3.00% 5/25/29 S	1,148,790	84,776
Series 419 C3 3.00% 11/25/43 S	59,541	10,215
Fannie Mae REMICs
Series 2008-15 SB 4.115% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	31,214	5,153
Series 2012-51 SA 4.015% (6.50% minus LIBOR01M, Cap 6.50%) 5/25/42 S●	83,975	16,942
Series 2012-60 KI 3.00% 9/25/26 S	86,483	4,351
Series 2012-98 MI 3.00% 8/25/31 S	179,476	18,006
Series 2012-99 AI 3.50% 5/25/39 S	377,309	30,235
Series 2012-118 AI 3.50% 11/25/37 S	791,411	63,959
Series 2012-120 CI 3.50% 12/25/31 S	319,333	24,812
Series 2012-120 WI 3.00% 11/25/27 S	61,568	4,779
Series 2012-121 ID 3.00% 11/25/27 S	187,662	16,566
Series 2012-125 MI 3.50% 11/25/42 S	384,276	70,524
Series 2012-126 PI 3.50% 7/25/42 S	218,587	26,821
Series 2012-129 PZ 3.50% 12/25/42	72,370	71,624
Series 2012-133 NI 4.00% 5/25/42 S	130,268	19,221
Series 2012-137 EI 3.00% 12/25/27 S	465,750	35,837
Series 2012-137 QI 3.00% 12/25/27 S	423,161	38,963
Series 2012-137 WI 3.50% 12/25/32 S	97,320	14,132
Series 2012-139 NS 4.215% (6.70% minus LIBOR01M, Cap 6.70%) 12/25/42 S●	185,036	40,305
Series 2012-146 IO 3.50% 1/25/43 S	41,486	7,973
Series 2012-149 IC 3.50% 1/25/28 S	31,491	3,040
Series 2013-1 YI 3.00% 2/25/33 S	50,921	6,593

29

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2013-4 PL 2.00% 2/25/43	26,000	$21,542
Series 2013-7 EI 3.00% 10/25/40 S	4,769,311	516,508
Series 2013-14 BI 2.50% 3/25/28 S	118,232	8,722
Series 2013-26 ID 3.00% 4/25/33 S	216,693	29,270
Series 2013-38 AI 3.00% 4/25/33 S	208,535	24,976
Series 2013-44 DI 3.00% 5/25/33 S	651,747	88,225
Series 2013-45 PI 3.00% 5/25/33 S	424,273	57,134
Series 2013-51 PI 3.00% 11/25/32 S	627,974	59,114
Series 2013-55 AI 3.00% 6/25/33 S	239,928	29,296
Series 2013-60 CI 3.00% 6/25/31 S	1,242,467	90,826
Series 2013-64 KI 3.00% 2/25/33 S	1,195,986	154,447
Series 2013-69 IJ 3.00% 7/25/33 S	90,795	12,128
Series 2013-69 IO 3.00% 11/25/31 S	76,447	6,774
Series 2013-71 ZA 3.50% 7/25/43	103,919	106,593
Series 2013-75 JI 3.00% 9/25/32 S	248,632	24,207
Series 2013-92 SA 3.465% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	57,225	11,019
Series 2014-59 AI 3.00% 10/25/40 S	92,327	9,491
Series 2014-94 AI 3.00% 10/25/32 S	135,639	10,531
Series 2015-28 GI 3.50% 6/25/34 S	304,956	34,798
Series 2015-43 PZ 3.50% 6/25/45	11,434	11,801
Series 2015-66 ID 3.50% 5/25/42 S	64,939	6,070
Series 2015-71 PI 4.00% 3/25/43 S	1,091,687	165,461
Series 2015-89 EZ 3.00% 12/25/45	95,033	86,345
Series 2016-2 HI 3.00% 12/25/41 S	338,087	44,404
Series 2016-17 BI 4.00% 2/25/43 S	1,777,154	205,121
Series 2016-20 DI 3.50% 4/25/31 S	241,206	30,120
Series 2016-24 LI 3.00% 6/25/42 S	165,156	18,500
Series 2016-33 DI 3.50% 6/25/36 S	125,350	17,872
Series 2016-43 GI 3.00% 4/25/42 S	125,053	13,549
Series 2016-54 PI 3.00% 2/25/44 S	367,236	36,000
Series 2016-60 LI 3.00% 9/25/46 S	160,075	21,237
Series 2016-61 ML 3.00% 9/25/46	21,000	20,112
Series 2016-62 IC 3.00% 3/25/43 S	143,947	13,980
Series 2016-62 SA 3.515% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	317,765	63,791
Series 2016-71 PI 3.00% 10/25/46 S	81,180	10,731
Series 2016-72 AZ 3.00% 10/25/46	425,724	412,103
Series 2016-74 GS 3.515% (6.00% minus LIBOR01M, Cap 6.00%) 10/25/46 S●	2,969,699	579,941
Series 2016-80 BZ 3.00% 11/25/46	565,500	526,392
Series 2016-80 JZ 3.00% 11/25/46	51,605	48,495

30

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2016-83 PI 3.50% 7/25/45 S	74,525	$10,952
Series 2016-90 CI 3.00% 2/25/45 S	2,343,645	285,994
Series 2016-95 IO 3.00% 12/25/46 S	4,095,124	567,828
Series 2016-99 DI 3.50% 1/25/46 S	82,251	13,714
Series 2016-99 TI 3.50% 3/25/36 S	180,358	22,287
Series 2016-101 ZP 3.50% 1/25/47	35,700	36,448
Series 2016-105 SA 3.515% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	71,046	12,825
Series 2017-6 NI 3.50% 3/25/46 S	257,406	43,375
Series 2017-15 NI 3.50% 3/25/42 S	332,057	27,788
Series 2017-15 NZ 3.50% 3/25/47	6,453	6,469
Series 2017-16 SM 3.565% (6.05% minus LIBOR01M, Cap 6.05%) 3/25/47 S●	257,661	46,011
Series 2017-17 LI 3.00% 4/25/37 S	145,825	10,312
Series 2017-24 AI 3.00% 8/25/46 S	226,495	32,224
Series 2017-25 BL 3.00% 4/25/47	6,000	5,957
Series 2017-40 GZ 3.50% 5/25/47	14,970	14,953
Series 2017-45 IJ 3.00% 11/25/46 S	113,434	14,981
Series 2017-46 BI 3.00% 4/25/47 S	141,425	19,797
Series 2017-59 KI 3.00% 3/25/47 S	316,061	40,387
Series 2017-61 TB 3.00% 8/25/44	10,000	9,714
Series 2017-64 JI 3.50% 7/25/42 S	333,545	34,379
Series 2017-67 BZ 3.00% 9/25/47	6,292	5,932
Series 2017-88 EI 3.00% 11/25/47 S	200,431	27,215
Series 2017-88 IE 3.00% 11/25/47 S	117,054	15,648
Series 2017-94 CZ 3.50% 11/25/47	13,660	13,566
Series 2017-99 DZ 3.50% 12/25/47	31,431	31,025
Series 2017-99 IE 3.00% 12/25/47 S	176,938	23,967
Series 2017-108 AZ 3.50% 1/25/58	15,670	15,797
Series 2017-111 GZ 3.00% 1/25/48	10,382	9,753
Series 2018-15 GZ 3.00% 3/25/48	45,452	43,522
Series 2018-31 KQ 3.50% 5/25/48	15,000	15,046
Freddie Mac REMICs
Series 4015 MY 3.50% 3/15/42	30,000	30,721
Series 4050 EI 4.00% 2/15/39 S	157,176	10,758
Series 4092 AI 3.00% 9/15/31 S	171,742	16,128
Series 4100 EI 3.00% 8/15/27 S	166,857	13,831
Series 4106 EI 3.50% 4/15/41 S	91,949	10,124
Series 4109 AI 3.00% 7/15/31 S	347,487	30,119
Series 4120 MI 3.00% 10/15/32 S	46,280	6,446
Series 4135 AI 3.50% 11/15/42 S	47,807	8,632
Series 4146 IA 3.50% 12/15/32 S	147,395	22,084

31

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4151 BI 2.50% 1/15/43 S	267,429	$43,042
Series 4159 NI 2.50% 7/15/42 S	223,522	18,934
Series 4161 IM 3.50% 2/15/43 S	142,195	28,214
Series 4180 PI 3.00% 3/15/33 S	832,803	106,782
Series 4181 DI 2.50% 3/15/33 S	114,398	13,355
Series 4184 GS 3.636% (6.12% minus LIBOR01M, Cap 6.12%) 3/15/43 S●	163,376	35,412
Series 4185 LI 3.00% 3/15/33 S	167,494	22,950
Series 4186 IE 3.00% 3/15/33 S	3,227,732	427,019
Series 4191 CI 3.00% 4/15/33 S	99,747	13,245
Series 4197 LZ 4.00% 4/15/43	37,996	40,720
Series 4203 DI 3.00% 4/15/33 S	858,096	69,121
Series 4210 Z 3.00% 5/15/43	69,978	65,085
Series 4223 HI 3.00% 4/15/30 S	746,452	44,218
Series 4342 CI 3.00% 11/15/33 S	96,404	10,849
Series 4366 DI 3.50% 5/15/33 S	410,462	43,835
Series 4433 DI 3.00% 8/15/32 S	1,499,957	129,525
Series 4451 DI 3.50% 10/15/39 S	360,354	37,257
Series 4476 GI 3.00% 6/15/41 S	403,027	46,360
Series 4487 ZC 3.50% 6/15/45	844,976	875,748
Series 4518 CI 3.50% 6/15/42 S	867,208	99,912
Series 4527 CI 3.50% 2/15/44 S	119,252	17,910
Series 4531 PZ 3.50% 11/15/45	174,151	173,105
Series 4567 LI 4.00% 8/15/45 S	1,817,120	318,524
Series 4574 AI 3.00% 4/15/31 S	670,305	79,706
Series 4580 MI 3.50% 2/15/43 S	215,590	26,008
Series 4581 LI 3.00% 5/15/36 S	125,618	13,565
Series 4618 SA 3.516% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	161,199	33,426
Series 4622 HI 3.00% 11/15/43 S	315,408	37,169
Series 4623 MS 3.516% (6.00% minus LIBOR01M, Cap 6.00%) 10/15/46 S●	291,771	53,775
Series 4623 WI 4.00% 8/15/44 S	345,163	51,187
Series 4625 PZ 3.00% 6/15/46	1,075	1,006
Series 4627 PI 3.50% 5/15/44 S	77,331	9,037
Series 4629 KB 3.00% 11/15/46	390,000	379,771
Series 4643 QI 3.50% 9/15/45 S	614,671	99,283
Series 4648 MZ 3.00% 6/15/46	1,067	1,017
Series 4648 SA 3.516% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	4,346,474	825,564
Series 4655 WI 3.50% 8/15/43 S	226,119	27,745
Series 4656 HI 3.50% 5/15/42 S	192,641	19,866

32

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4657 JZ 3.50% 2/15/47	5,378	$5,274
Series 4657 WI 3.50% 3/15/42 S	63,552	6,631
Series 4660 GI 3.00% 8/15/43 S	232,259	31,407
Series 4663 JI 3.50% 3/15/43 S	74,670	9,096
Series 4710 CI 3.50% 12/15/43 S	148,743	20,723
Series 4721 HI 3.50% 9/15/42 S	132,299	18,707
Series 4753 EZ 3.50% 12/15/47	99,995	101,545
Series 4761 Z 3.50% 12/15/47	26,040	26,281
Freddie Mac Strips
Series 290 IO 3.50% 11/15/32 S	90,678	12,370
Series 303 C17 3.50% 1/15/43 S	235,655	47,054
Series 304 C38 3.50% 12/15/27 S	23,212	1,932
Series 319 S2 3.516% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	53,215	10,245
GNMA
Series 2012-61 PI 3.00% 4/20/39 S	130,559	6,228
Series 2012-108 KI 4.00% 8/16/42 S	82,989	15,311
Series 2013-22 IO 3.00% 2/20/43 S	172,751	25,955
Series 2013-113 LY 3.00% 5/20/43	450,000	440,113
Series 2014-12 ZB 3.00% 1/16/44	21,014	20,446
Series 2015-36 PI 3.50% 8/16/41 S	254,444	22,053
Series 2015-44 AI 3.00% 8/20/41 S	231,353	21,768
Series 2015-74 CI 3.00% 10/16/39 S	110,854	12,186
Series 2015-82 EZ 3.50% 6/20/45	102,603	100,170
Series 2015-82 GI 3.50% 12/20/38 S	214,756	12,119
Series 2015-111 IH 3.50% 8/20/45 S	51,873	5,401
Series 2015-142 AI 4.00% 2/20/44 S	78,789	7,677
Series 2016-46 DZ 3.00% 4/20/46	40,379	36,510
Series 2016-75 JI 3.00% 9/20/43 S	91,594	9,391
Series 2016-89 QS 3.562% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	76,445	16,485
Series 2016-101 QL 3.00% 7/20/46	1,164,000	1,101,327
Series 2016-108 YL 3.00% 8/20/46	1,652,650	1,549,824
Series 2016-118 DI 3.50% 3/20/43 S	151,500	16,692
Series 2016-120 IA 3.00% 2/20/46 S	265,845	32,238
Series 2016-126 NS 3.612% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	79,859	15,296
Series 2016-135 JI 3.00% 7/20/46 S	79,870	11,335
Series 2016-146 KS 3.612% (6.10% minus LIBOR01M, Cap 6.10%) 10/20/46 S●	72,793	14,864
Series 2016-149 GI 4.00% 11/20/46 S	268,022	48,871
Series 2016-156 AI 3.00% 12/20/42 S	88,618	7,856

33

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-160 VZ 2.50% 11/20/46	57,240	$47,347
Series 2016-171 IO 3.00% 7/20/44 S	67,714	6,753
Series 2017-10 IB 4.00% 1/20/47 S	71,807	12,639
Series 2017-10 KZ 3.00% 1/20/47	1,064	972
Series 2017-11 IM 3.00% 5/20/42 S	145,314	11,908
Series 2017-19 AY 3.00% 2/20/47	15,000	14,769
Series 2017-25 WZ 3.00% 2/20/47	926,038	848,780
Series 2017-36 ZC 3.00% 3/20/47	64,767	60,730
Series 2017-52 LE 3.00% 1/16/47	188,000	181,735
Series 2017-56 GZ 3.50% 4/20/47	4,277	4,166
Series 2017-56 JZ 3.00% 4/20/47	6,355	5,906
Series 2017-101 HD 3.00% 1/20/47	30,000	29,356
Series 2017-113 LB 3.00% 7/20/47	20,000	19,013
Series 2017-116 ZL 3.00% 6/20/47	16,819	15,705
Series 2017-117 GI 3.00% 3/20/47 S	370,154	51,442
Series 2017-121 IC 3.00% 12/20/45 S	390,358	48,773
Series 2017-121 IL 3.00% 2/20/42 S	289,021	26,238
Series 2017-134 SD 3.712% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	91,089	17,432
Series 2017-144 EI 3.00% 12/20/44 S	81,672	8,219
Series 2017-147 AI 3.50% 3/20/44 S	284,622	25,899
Series 2017-163 HS 3.712% (6.20% minus LIBOR01M, Cap 6.20%) 11/20/47 S●	92,528	17,073
Series 2017-163 JI 4.00% 7/20/47 S	231,471	42,341
Series 2018-1 HB 2.50% 1/20/48	15,000	13,286
Series 2018-1 SA 3.712% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	260,358	46,557
Series 2018-1 ST 3.712% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	94,606	18,376
Series 2018-8 VZ 3.00% 3/20/47	13,462	12,441
Series 2018-13 PZ 3.00% 1/20/48	93,202	87,644
Series 2018-14 ZE 3.50% 1/20/48	47,914	46,925
Series 2018-15 BI 3.50% 1/20/48 S	569,833	86,658
Series 2018-24 HZ 3.00% 2/20/48	10,330	9,539
Series 2018-27 KU 3.50% 5/20/46	17,000	17,610
Series 2018-34 TY 3.50% 3/20/48	10,000	10,212
Series 2018-46 AS 3.712% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	96,440	20,652

Total Agency Collateralized Mortgage Obligations (cost $16,451,229)		15,945,372

34

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities – 0.52%

FREMF Mortgage Trust
Series 2011-K11 B 144A 4.417% 12/25/48 #●	500,000	$510,467
Series 2011-K14 B 144A 5.181% 2/25/47 #●	65,000	67,648
Series 2011-K15 B 144A 4.949% 8/25/44 #●	20,000	20,838
Series 2012-K22 B 144A 3.687% 8/25/45 #●	145,000	148,117
Series 2013-K33 B 144A 3.50% 8/25/46 #●	130,000	131,451
Series 2013-K712 B 144A 3.359% 5/25/45 #●	80,000	79,948
Series 2013-K713 B 144A 3.155% 4/25/46 #●	50,000	50,027
Series 2013-K713 C 144A 3.155% 4/25/46 #●	210,000	209,545
Series 2014-K717 B 144A 3.63% 11/25/47 #●	140,000	141,480
Series 2014-K717 C 144A 3.63% 11/25/47 #●	60,000	60,338

Total Agency Commercial Mortgage-Backed Securities (cost $1,438,001)		1,419,859

Agency Mortgage-Backed Securities – 9.83%

Fannie Mae S.F. 30 yr
4.50% 5/1/39	112,133	118,489
4.50% 2/1/46	524,669	554,674
4.50% 9/1/48	1,826,364	1,924,415
5.00% 7/1/47	1,410,086	1,520,067
5.00% 9/1/48	1,510,204	1,597,432
5.50% 5/1/44	4,071,424	4,480,744
5.50% 8/1/48	28,169	30,579
6.00% 10/1/38	844,271	931,887
6.00% 6/1/41	65,604	72,689
6.00% 7/1/41	2,039,823	2,259,792
6.00% 1/1/42	53,830	59,396
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/49	1,645,000	1,636,325
3.50% 5/1/49	1,260,000	1,277,473
5.00% 5/1/49	4,088,000	4,316,912
Freddie Mac ARM
2.573% (LIBOR12M + 1.63%, Cap 7.573%) 10/1/46 ●	119,105	118,086
Freddie Mac S.F. 30 yr
4.50% 8/1/48	725,576	766,450
5.50% 6/1/41	927,640	1,028,006
5.50% 9/1/41	54,857	60,974
6.00% 7/1/40	845,366	931,085
Freddie Mac S.F. 30 yr TBA
3.00% 5/1/49	1,391,000	1,384,514
GNMA II S.F. 30 yr
5.50% 5/20/37	18,885	20,142
6.00% 2/20/39	21,177	22,569
6.00% 2/20/40	92,055	98,732

35

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

GNMA II S.F. 30 yr
6.00% 4/20/46	29,611	$32,485
6.50% 6/20/39	35,110	39,887
GNMA S.F. 30 yr TBA 5.00% 4/20/49	1,463,000	1,528,349

Total Agency Mortgage-Backed Securities (cost $26,773,093)		26,812,153

Collateralized Debt Obligations – 2.31%

Apex Credit CLO
Series 2017-1A A1 144A 4.249% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	255,000	254,923
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.877% (LIBOR03M + 1.09%) 1/15/31 #●	350,000	345,498
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 4.251% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	499,889
CFIP CLO
Series 2017-1A A 144A 4.00% (LIBOR03M + 1.22%) 1/18/30 #●	250,000	249,076
Galaxy XXI CLO
Series 2015-21A AR 144A 3.781% (LIBOR03M + 1.02%) 4/20/31 #●	600,000	591,328
GoldenTree Loan Management US CLO
Series 2017-1A A 144A 3.981% (LIBOR03M + 1.22%) 4/20/29 #●	500,000	499,913
KKR Financial CLO
Series 2013-1A A1R 144A 4.077% (LIBOR03M + 1.29%) 4/15/29 #●	300,000	298,449
Mariner CLO 5
Series 2018-5A A 144A 3.881% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	250,000	246,475
MP CLO IV
Series 2013-2A ARR 144A 4.051% (LIBOR03M + 1.28%) 7/25/29 #●	500,000	499,013
Northwoods Capital XV
Series 2017-15A A 144A 3.933% (LIBOR03M + 1.30%) 6/20/29 #●	250,000	248,978
Northwoods Capital XVII
Series 2018-17A A 144A 3.821% (LIBOR03M + 1.06%, Floor 1.06%) 4/22/31 #●	500,000	491,364
Oaktree CLO
Series 2014-1A A1R 144A 3.978% (LIBOR03M + 1.29%) 5/13/29 #●	400,000	399,651

36

		Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)

TIAA CLO II
Series 2017-1A A 144A 4.041% (LIBOR03M + 1.28%) 4/20/29 #●		500,000	$499,399
Venture CDO
Series 2016-25A A1 144A 4.251% (LIBOR03M + 1.49%) 4/20/29 #●		100,000	100,182
Venture XXII CLO
Series 2015-22A AR 144A 3.867% (LIBOR03M + 1.08%) 1/15/31 #●		500,000	494,495
Venture XXIV CLO
Series 2016-24A A1D 144A 4.181% (LIBOR03M + 1.42%) 10/20/28 #●		240,000	239,946
Venture XXVIII CLO
Series 2017-28A A2 144A 3.871% (LIBOR03M + 1.11%) 7/20/30 #●		350,000	346,862

Total Collateralized Debt Obligations (cost $6,340,451)			6,305,441

Corporate Bonds – 17.08%

Banking – 4.14%
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		200,000	195,475
Banco Santander 3.848% 4/12/23		200,000	201,907
Banco Santander Mexico 144A 4.125% 11/9/22 #		150,000	151,950
Bank of America
3.30% 8/5/21	AUD	30,000	21,747
3.458% 3/15/25 µ		230,000	232,571
4.183% 11/25/27		20,000	20,359
5.625% 7/1/20		390,000	403,827
Bank of Montreal 3.30% 2/5/24		125,000	126,437
Barclays 8.00%µy		200,000	204,750
BNG Bank 3.50% 7/19/27	AUD	40,000	30,760
Branch Banking & Trust 2.25% 6/1/20		780,000	776,248
Citigroup
3.75% 10/27/23	AUD	83,000	61,428
3.783% (LIBOR03M + 1.10%) 5/17/24 ●		55,000	55,263
Citizens Bank
3.413% (LIBOR03M + 0.72%) 2/14/22 ●		250,000	250,322
3.70% 3/29/23		250,000	256,756
Citizens Financial Group
2.375% 7/28/21		100,000	98,703
4.30% 12/3/25		160,000	164,115
Compass Bank 3.875% 4/10/25		250,000	247,914
Credit Suisse Group
144A 3.869% 1/12/29 #µ		315,000	309,308
144A 6.25%#µy		200,000	199,941

37

Schedule of investments

Delaware Strategic Allocation Fund

		Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Export-Import Bank of Korea 4.00% 6/7/27	AUD	20,000	$15,164
Fifth Third Bancorp 3.65% 1/25/24		55,000	56,386
Fifth Third Bank 3.85% 3/15/26		200,000	203,880
Goldman Sachs Group
5.20% 12/17/19	NZD	38,000	26,349
6.00% 6/15/20		570,000	591,325
Huntington Bancshares 2.30% 1/14/22		115,000	113,328
Huntington National Bank 3.125% 4/1/22		305,000	307,451
JPMorgan Chase & Co.
3.797% 7/23/24 µ		10,000	10,278
4.35% 8/15/21		860,000	890,031
KeyBank 3.40% 5/20/26		500,000	496,375
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	460,000	360,859
Manufacturers & Traders Trust 2.50% 5/18/22		250,000	248,488
Morgan Stanley
2.75% 5/19/22		200,000	198,948
3.958% (LIBOR03M + 1.22%) 5/8/24 ●		650,000	655,134
5.00% 9/30/21	AUD	78,000	58,857
PNC Bank 2.70% 11/1/22		250,000	249,024
PNC Financial Services Group 3.50% 1/23/24		20,000	20,559
Regions Financial
2.75% 8/14/22		80,000	79,450
3.80% 8/14/23		80,000	82,317
Royal Bank of Scotland Group 4.269% 3/22/25 µ		330,000	333,631
Santander UK 144A 5.00% 11/7/23 #		290,000	297,620
State Street
3.10% 5/15/23		65,000	65,987
3.30% 12/16/24		260,000	266,883
SunTrust Banks
2.45% 8/1/22		85,000	83,958
2.70% 1/27/22		105,000	104,742
3.00% 2/2/23		70,000	70,171
3.30% 5/15/26		200,000	198,566
4.00% 5/1/25		125,000	130,981
US Bancorp
3.10% 4/27/26		330,000	329,957
3.15% 4/27/27		30,000	30,177
3.375% 2/5/24		30,000	30,711
USB Capital IX 3.807% (LIBOR03M + 1.02%)y●		380,000	298,861
Wells Fargo & Co. 3.00% 7/27/21	AUD	38,000	27,381
Woori Bank 144A 4.75% 4/30/24 #		200,000	210,463

38

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Zions Bancorp 4.50% 6/13/23	125,000	$130,048

		11,284,121

Basic Industry – 1.15%
Anglo American Capital 144A 4.00% 9/11/27 #	390,000	379,819
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	200,000	208,705
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	195,200
Cydsa 144A 6.25% 10/4/27 #	200,000	192,252
Dow Chemical 144A 4.80% 11/30/28 #	85,000	91,555
DowDuPont
4.205% 11/15/23	115,000	120,374
4.725% 11/15/28	330,000	356,712
5.419% 11/15/48	145,000	164,874
Georgia-Pacific 8.00% 1/15/24	355,000	434,427
Mexichem 144A 5.50% 1/15/48 #	200,000	189,134
Nutrien 4.20% 4/1/29	65,000	66,972
OCP 144A 4.50% 10/22/25 #	200,000	198,488
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	182,901
RPM International 4.55% 3/1/29	130,000	132,273
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	226,167

		3,139,853

Capital Goods – 0.65%
CCL Industries 144A 3.25% 10/1/26 #	125,000	119,829
General Dynamics 3.375% 5/15/23	180,000	185,153
General Electric
2.10% 12/11/19	25,000	24,826
2.70% 10/9/22	40,000	39,305
5.55% 5/4/20	115,000	118,043
6.00% 8/7/19	225,000	227,161
Ingersoll-Rand Luxembourg Finance 3.50% 3/21/26	45,000	45,473
L3 Technologies 3.85% 6/15/23	240,000	247,588
Northrop Grumman 2.55% 10/15/22	120,000	118,948
nVent Finance 4.55% 4/15/28	210,000	211,398
United Technologies 3.65% 8/16/23	430,000	441,720

		1,779,444

Communications – 1.46%
AT&T
4.30% 2/15/30	60,000	60,828
4.35% 3/1/29	325,000	332,428
4.85% 3/1/39	15,000	15,106
British Telecommunications 4.50% 12/4/23	200,000	209,373
Deutsche Telekom International Finance 144A 1.95% 9/19/21 #	615,000	601,244

39

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	200,000	$197,792
SBA Tower Trust 144A 2.898% 10/15/19 #	110,000	109,873
Sprint Spectrum 144A 4.738% 3/20/25 #	220,000	223,025
Telefonica Emisiones 5.134% 4/27/20	1,430,000	1,463,442
Verizon Communications
2.625% 2/21/20	150,000	149,961
144A 4.016% 12/3/29 #	400,000	414,257
VTR Finance 144A 6.875% 1/15/24 #	200,000	205,750

		3,983,079

Consumer Cyclical – 0.76%
Dollar Tree 3.70% 5/15/23	240,000	243,628
Ford Motor Credit 4.14% 2/15/23	240,000	235,237
General Motors Financial
3.45% 4/10/22	440,000	440,364
5.25% 3/1/26	20,000	20,673
JD.com 3.125% 4/29/21	200,000	197,809
Marriott International
4.15% 12/1/23	390,000	405,947
4.50% 10/1/34	30,000	30,728
Royal Caribbean Cruises 3.70% 3/15/28	245,000	236,571
Scientific Games International 10.00% 12/1/22	110,000	116,187
Target 3.375% 4/15/29	110,000	111,647
Toyota Motor 3.669% 7/20/28	25,000	26,227

		2,065,018

Consumer Non-Cyclical – 1.64%
AbbVie 2.50% 5/14/20	530,000	528,507
AstraZeneca 3.50% 8/17/23	275,000	280,790
Atento Luxco 1 144A 6.125% 8/10/22 #	70,000	69,720
BAT Capital
2.297% 8/14/20	60,000	59,424
3.222% 8/15/24	240,000	234,941
Becton Dickinson & Co. 3.363% 6/6/24	545,000	545,980
Bunge Finance 4.35% 3/15/24	460,000	466,336
Cigna
144A 3.677% (LIBOR03M + 0.89%) 7/15/23 #●	260,000	258,885
144A 3.75% 7/15/23 #	105,000	107,766
144A 4.125% 11/15/25 #	105,000	108,808
Conagra Brands
4.30% 5/1/24	15,000	15,554
4.60% 11/1/25	205,000	215,902
CVS Health
3.70% 3/9/23	570,000	579,429

40

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Non-Cyclical (continued)
CVS Health
4.10% 3/25/25	20,000	$20,564
Eli Lilly & Co. 3.375% 3/15/29	110,000	113,086
Keurig Dr Pepper
144A 3.551% 5/25/21 #	180,000	182,028
144A 4.417% 5/25/25 #	100,000	103,826
Merck & Co. 3.40% 3/7/29	105,000	107,962
New York and Presbyterian Hospital 4.063% 8/1/56	140,000	144,705
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	210,000	220,906
UnitedHealth Group
3.50% 2/15/24	65,000	66,999
3.70% 12/15/25	40,000	41,561

		4,473,679

Energy – 1.38%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	206,847
Continental Resources 4.375% 1/15/28	120,000	123,621
Ecopetrol 5.875% 9/18/23	35,000	38,316
Enbridge
6.00% 1/15/77 µ	90,000	89,458
6.25% 3/1/78 µ	70,000	69,613
Enbridge Energy Partners
4.375% 10/15/20	75,000	76,667
5.20% 3/15/20	15,000	15,329
Energy Transfer Operating
4.75% 1/15/26	50,000	52,296
6.625%µy	215,000	204,707
Husky Energy 4.40% 4/15/29	75,000	76,141
Marathon Oil
2.80% 11/1/22	160,000	158,155
4.40% 7/15/27	95,000	97,956
MPLX
4.00% 3/15/28	15,000	14,928
4.80% 2/15/29	50,000	52,709
4.875% 12/1/24	325,000	347,178
Noble Energy 3.90% 11/15/24	295,000	298,100
ONEOK 7.50% 9/1/23	330,000	382,286
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	208,447
Petrobras Global Finance 7.375% 1/17/27	70,000	77,403

41

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	180,000	$198,098
5.75% 5/15/24	210,000	231,662
5.875% 6/30/26	125,000	139,239
Schlumberger Holdings
144A 3.75% 5/1/24 #	95,000	97,183
144A 4.30% 5/1/29 #	205,000	210,715
Tecpetrol 144A 4.875% 12/12/22 #	40,000	37,100
Transcanada Trust 5.875% 8/15/76 µ	110,000	111,763
Valero Energy 4.00% 4/1/29	120,000	121,035
YPF 144A 51.729% (BADLARPP + 4.00%) 7/7/20 #•	105,000	42,673

		3,779,625

Financials – 0.64%
Air Lease 3.00% 9/15/23	190,000	185,978
Aviation Capital Group
144A 4.375% 1/30/24 #	40,000	40,803
144A 4.875% 10/1/25 #	55,000	56,702
144A 6.75% 4/6/21 #	60,000	63,978
Charles Schwab
3.20% 1/25/28	50,000	50,010
3.25% 5/21/21	85,000	86,111
3.85% 5/21/25	90,000	94,729
E*TRADE Financial
3.80% 8/24/27	135,000	131,317
5.875%µy	110,000	111,513
Intercontinental Exchange 3.45% 9/21/23	235,000	240,955
International Lease Finance 8.625% 1/15/22	150,000	170,483
Jefferies Group 4.15% 1/23/30	75,000	68,810
6.45% 6/8/27	80,000	87,487
6.50% 1/20/43	65,000	68,077
Lazard Group
3.625% 3/1/27	15,000	14,563
3.75% 2/13/25	160,000	161,449
4.375% 3/11/29	75,000	75,797
4.50% 9/19/28	30,000	30,938

		1,739,700

Insurance – 0.81%
AXA Equitable Holdings
3.90% 4/20/23	140,000	143,557
4.35% 4/20/28	85,000	86,450
Berkshire Hathaway Finance 2.90% 10/15/20	220,000	221,538

42

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance (continued)
Liberty Mutual Group 144A 4.569% 2/1/29 #	25,000	$26,049
Marsh & McLennan 4.375% 3/15/29	310,000	328,722
MetLife 5.25%µy	60,000	60,513
6.40% 12/15/36	110,000	118,133
144A 9.25% 4/8/38 #	400,000	542,074
Prudential Financial 5.375% 5/15/45 µ	130,000	131,665
Voya Financial 4.70% 1/23/48 µ	135,000	116,536
Willis North America 3.60% 5/15/24	325,000	327,430
XLIT 5.245% (LIBOR03M + 2.458%)y●	100,000	96,313

		2,198,980

Media – 0.86%
Charter Communications Operating 4.50% 2/1/24	145,000	151,131
5.05% 3/30/29	250,000	263,733
Comcast 3.70% 4/15/24	550,000	568,607
Discovery Communications 5.20% 9/20/47	140,000	136,540
Fox 144A 4.03% 1/25/24 #	295,000	306,287
144A 4.709% 1/25/29 #	45,000	48,222
Time Warner Entertainment 8.375% 3/15/23	575,000	673,350
Viacom 4.375% 3/15/43	215,000	193,317

		2,341,187

Real Estate – 0.67%
American Tower Trust I 144A 3.07% 3/15/23 #	240,000	239,636
Corporate Office Properties 3.60% 5/15/23	135,000	133,688
5.25% 2/15/24	170,000	179,222
Crown Castle International 4.30% 2/15/29	30,000	30,973
5.25% 1/15/23	330,000	354,683
CubeSmart 3.125% 9/1/26	115,000	109,472
Hospitality Properties Trust 4.50% 3/15/25	150,000	149,199
Host Hotels & Resorts 3.75% 10/15/23	130,000	130,627
3.875% 4/1/24	60,000	60,273
4.50% 2/1/26	60,000	61,211
Kilroy Realty 3.45% 12/15/24	125,000	123,969
LifeStorage 3.50% 7/1/26	130,000	125,383
WP Carey 4.60% 4/1/24	125,000	130,085

		1,828,421

43

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology – 0.56%
Analog Devices 2.95% 1/12/21	40,000	$40,135
Baidu 4.375% 3/29/28	200,000	206,387
Broadcom 3.50% 1/15/28	160,000	147,534
Fiserv 3.80% 10/1/23	50,000	51,303
KLA-Tencor 4.10% 3/15/29	105,000	107,552
Marvell Technology Group 4.875% 6/22/28	220,000	227,837
Microchip Technology 144A 3.922% 6/1/21 #	65,000	65,607
144A 4.333% 6/1/23 #	185,000	189,196
NXP 144A 4.875% 3/1/24 #	370,000	390,894
Oracle 2.40% 9/15/23	105,000	103,417

		1,529,862

Transportation – 0.22%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	178,763
Norfolk Southern 3.80% 8/1/28	70,000	72,379
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ◆	56,389	57,553
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ◆	124,224	125,335
United Parcel Service 3.40% 3/15/29	155,000	158,030

		592,060

Utilities – 2.14%
American Transmission Systems 144A 5.25% 1/15/22 #	40,000	42,371
Atlantic City Electric 4.00% 10/15/28	75,000	79,394
Ausgrid Finance 144A 3.85% 5/1/23 #	160,000	163,667
144A 4.35% 8/1/28 #	105,000	108,418
Avangrid 3.15% 12/1/24	170,000	168,233
CenterPoint Energy 3.85% 2/1/24	330,000	336,892
6.125%µy	130,000	132,189
Cleveland Electric Illuminating 5.50% 8/15/24	140,000	153,593
ComEd Financing III 6.35% 3/15/33	155,000	158,516
Consumers Energy 4.35% 4/15/49	50,000	55,769
DTE Energy 3.30% 6/15/22	295,000	297,685
Duke Energy Ohio 3.65% 2/1/29	195,000	202,817
Emera 6.75% 6/15/76 µ	250,000	267,244
Entergy Arkansas 4.20% 4/1/49	190,000	197,071
Entergy Louisiana 4.00% 3/15/33	90,000	94,719
4.05% 9/1/23	25,000	26,116
4.95% 1/15/45	15,000	15,671

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Evergy 4.85% 6/1/21	90,000	$92,774
Exelon 3.95% 6/15/25	35,000	36,284
Kansas City Power & Light 3.65% 8/15/25	270,000	278,648
LG&E & KU Energy 4.375% 10/1/21	650,000	668,055
MidAmerican Energy 4.25% 7/15/49	90,000	95,971
Mississippi Power 3.95% 3/30/28	135,000	136,845
National Rural Utilities Cooperative Finance 4.75% 4/30/43 µ	210,000	202,603
5.25% 4/20/46 µ	130,000	130,574
Nevada Power 2.75% 4/15/20	150,000	150,194
New York State Electric & Gas 144A 3.25% 12/1/26 #	60,000	59,980
NextEra Energy Capital Holdings 3.15% 4/1/24	125,000	125,765
NiSource 5.65%µy	120,000	117,300
NV Energy 6.25% 11/15/20	100,000	105,445
PacifiCorp 3.50% 6/15/29	165,000	168,995
Pennsylvania Electric 5.20% 4/1/20	15,000	15,304
Perusahaan Listrik Negara 144A 4.125% 5/15/27 #	200,000	197,554
PSEG Power 3.85% 6/1/23	140,000	143,575
Public Service Co. of Oklahoma 5.15% 12/1/19	385,000	391,402
Southern California Edison 4.20% 3/1/29	135,000	137,239
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	80,000	81,893

		5,836,765

Total Corporate Bonds (cost $45,916,635)		46,571,794

Loan Agreement – 1.49%
American Airlines Tranche B 1st Lien 4.484% (LIBOR01M + 2.00%) 12/14/23 ●	296,970	292,631
CityCenter Holdings Tranche B 1st Lien 4.749% (LIBOR01M + 2.25%) 4/18/24 ●	345,603	339,267
First Data 1st Lien 4.486% (LIBOR01M + 2.00%) 4/26/24 ●	562,508	561,453
Flying Fortress Holdings Tranche B 1st Lien 4.351% (LIBOR03M + 1.75%) 10/30/22 ●	480,000	479,450
HCA Tranche B11 1st Lien 4.249% (LIBOR01M + 1.75%) 3/18/23 ●	404,799	404,736
Lamar Media Tranche B 1st Lien 4.25% (LIBOR01M + 1.75%) 3/16/25 ●	173,250	173,032
SBA Senior Finance II Tranche B 1st Lien 4.50% (LIBOR01M + 2.00%) 4/11/25 ●	595,500	583,776
Sprint Communications Tranche B 1st Lien 5.00% (LIBOR01M + 2.50%) 2/3/24 ●	416,500	404,786
SS&C European Holdings Tranche B4 1st Lien 4.749% (LIBOR01M + 2.25%) 4/16/25 ●	49,864	49,516

45

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Loan Agreement (continued)

SS&C Technologies Tranche B3 1st Lien 4.749% (LIBOR01M + 2.25%) 4/16/25 ●	69,352	$68,868
UPC Financing Partnership Tranche AR 1st Lien 4.984% (LIBOR01M + 2.50%) 1/15/26 ●	106,519	106,259
WR Grace & Co. Tranche B1 1st Lien 4.351% (LIBOR03M + 1.75%) 4/3/25 ●	100,809	99,423
WR Grace & Co. Tranche B2 1st Lien 4.351% (LIBOR03M + 1.75%) 4/3/25 ●	172,816	170,440
Zekelman Industries 1st Lien 4.74% (LIBOR01M + 2.25%) 6/14/21 ●	341,267	338,388

Total Loan Agreement (cost $4,086,981)		4,072,025

Municipal Bonds – 0.37%

Bay Area, California Toll Authority (Build America Bonds) Series S3 6.907% 10/1/50	185,000	283,348
California State Various Purposes (Build America Bonds) 7.55% 4/1/39	130,000	197,674
New Jersey Turnpike Authority (Build America Bonds) Series A 7.102% 1/1/41	105,000	153,283
Oregon State Taxable Pension 5.892% 6/1/27	200,000	237,354
South Carolina Public Service Authority Series D 4.77% 12/1/45	60,000	66,876
Texas Water Development Board (State Water Implementation) 5.00% 10/15/46	45,000	52,277
Series A 5.00% 10/15/45	20,000	22,859

Total Municipal Bonds (cost $975,975)		1,013,671

Non-Agency Asset-Backed Securities – 1.94%

American Express Credit Account Master Trust
Series 2017-2 A 2.934% (LIBOR01M + 0.45%) 9/16/24 ●	335,000	336,461
Series 2017-5 A 2.864% (LIBOR01M + 0.38%) 2/18/25 ●	1,215,000	1,218,490
Series 2018-9 A 2.864% (LIBOR01M + 0.38%) 4/15/26 ●	150,000	149,553
Avis Budget Rental Car Funding AESOP Series 2014-1A A 144A 2.46% 7/20/20 #	133,333	133,225
Chase Issuance Trust Series 2017–A1 A 2.784% (LIBOR01M + 0.30%) 1/15/22 ●	100,000	100,136

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Citibank Credit Card Issuance Trust Series 2014-A6 A6 2.15% 7/15/21	200,000	$199,720
Series 2017-A9 A9 1.80% 9/20/21	200,000	199,210
Discover Card Execution Note Trust Series 2018-A3 A3 2.714% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 ●	90,000	89,946
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	500,500	497,957
Mercedes-Benz Master Owner Trust Series 2018-BA A 144A 2.824% (LIBOR01M + 0.34%) 5/15/23 #●	200,000	200,042
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 3.116% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	75,000	75,112
Nissan Master Owner Trust Receivables Series 2017-B A 2.914% (LIBOR01M + 0.43%) 4/18/22 ●	1,000,000	1,001,584
PFS Financing Series 2018-A A 144A 2.884% (LIBOR01M + 0.40%) 2/15/22 #●	100,000	99,981
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	81,044	80,260
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	94,160	93,168
Series 2017-1 A1 144A 2.75% 10/25/56 #●	62,157	61,472
Series 2017-2 A1 144A 2.75% 4/25/57 #●	64,425	63,769
Series 2018-1 A1 144A 3.00% 1/25/58 #●	81,399	80,561
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	613,109	610,897

Total Non-Agency Asset-Backed Securities (cost $5,297,884)		5,291,544

Non-Agency Collateralized Mortgage Obligations – 0.68%

Banc of America Alternative Loan Trust Series 2005-6 7A1 5.50% 7/25/20	974	885
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	51,509	51,416
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	69,612	73,547
Series 2014-2 B1 144A 3.417% 6/25/29 #●	125,654	126,166
Series 2014-2 B2 144A 3.417% 6/25/29 #●	125,654	125,419
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	200,000	200,017
Series 2015-4 B1 144A 3.624% 6/25/45 #●	182,697	184,151
Series 2015-4 B2 144A 3.624% 6/25/45 #●	182,697	181,941
Series 2015-5 B2 144A 3.27% 5/25/45 #●	189,270	187,478

47

Schedule of investments

Delaware Strategic Allocation Fund

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

JPMorgan Mortgage Trust
Series 2015-6 B1 144A 3.612% 10/25/45 #●	181,033	$182,579
Series 2015-6 B2 144A 3.612% 10/25/45 #●	181,033	181,335
Series 2018-4 A15 144A 3.50% 10/25/48 #●	56,491	56,595
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	53,414	53,685
Series 2015-1 B2 144A 3.876% 1/25/45 #●	62,916	63,715
Series 2017-4 A1 144A 3.50% 7/25/47 #●	81,567	81,511
Series 2018-5 A4 144A 3.50% 5/25/48 #●	91,818	92,140
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36	4,472	4,383
Series 2006-AR5 2A1 5.081% 4/25/36 ●	11,728	11,658

Total Non-Agency Collateralized Mortgage Obligations (cost $1,811,697)		1,858,621

Non-Agency Commercial Mortgage-Backed Securities – 2.45%

Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 ●	340,000	346,792
Benchmark Mortgage Trust
Series 2019-B9 A5 4.016% 3/15/52	50,000	53,100
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	180,000	185,869
Series 2015-GC27 A5 3.137% 2/10/48	210,000	211,111
Series 2016-P3 A4 3.329% 4/15/49	140,000	141,928
Series 2017-C4 A4 3.471% 10/12/50	180,000	183,871
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	140,000	140,238
Series 2014-CR19 A5 3.796% 8/10/47	100,000	104,090
Series 2014-CR20 AM 3.938% 11/10/47	345,000	354,819
Series 2015-3BP A 144A 3.178% 2/10/35 #	500,000	505,362
Series 2015-CR23 A4 3.497% 5/10/48	175,000	179,469
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	255,000	257,802
Series 2016-C3 A5 2.89% 8/10/49	300,000	295,577
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.699% 11/10/46 #●	230,000	239,703
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	100,000	101,065
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	201,500
GS Mortgage Securities Trust
Series 2014-GC24 A5 3.931% 9/10/47	230,000	241,106
Series 2015-GC32 A4 3.764% 7/10/48	105,000	109,338
Series 2017-GS6 A3 3.433% 5/10/50	500,000	506,957

48

		Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49		270,000	$270,471
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.568% 8/12/37 ●		65,000	66,214
Series 2013-LC11 B 3.499% 4/15/46		125,000	124,871
Series 2015-JP1 A5 3.914% 1/15/49		125,000	130,992
Series 2016-JP2 A4 2.822% 8/15/49		170,000	166,709
Series 2016-WIKI A 144A 2.798% 10/5/31 #		70,000	69,684
Series 2016-WIKI B 144A 3.201% 10/5/31 #		115,000	114,775
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●		100,438	69,335
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47		130,000	134,717
Series 2015-C26 A5 3.531% 10/15/48		185,000	190,205
Series 2016-C29 A4 3.325% 5/15/49		125,000	126,769
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●		400,000	378,165
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47		15,000	15,274
Series 2015-NXS3 A4 3.617% 9/15/57		245,000	251,677
Series 2016-BNK1 A3 2.652% 8/15/49		205,000	199,002

Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,838,597)			6,668,557

Regional Bonds – 0.08%Δ

Australia – 0.08%
Queensland Treasury
144A 2.75% 8/20/27 #	AUD	236,000	174,839
144A 3.25% 7/21/28 #	AUD	39,000	29,970

			204,809

Total Regional Bonds (cost $206,810)			204,809

Sovereign Bonds – 0.76%Δ
Argentina – 0.03%
Argentine Republic Government International Bond 5.625% 1/26/22		90,000	77,805

			77,805

Australia – 0.10%
Australia Government Bond 3.75% 4/21/37	AUD	288,000	254,343

			254,343

Bermuda – 0.07%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	198,250

			198,250

49

Schedule of investments

Delaware Strategic Allocation Fund

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Japan – 0.55%
Japan Bank for International Cooperation 3.221%
(LIBOR03M + 0.57%) 2/24/20 ●		1,500,000	$1,506,728

			1,506,728

New Zealand – 0.01%
New Zealand Government Bond 4.50% 4/15/27	NZD	29,000	23,960

			23,960

Total Sovereign Bonds (cost $2,082,848)			2,061,086

Supranational Banks – 0.02%
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	47,000	34,172
International Finance 3.625% 5/20/20	NZD	24,000	16,680

Total Supranational Banks (cost $53,738)			50,852

US Treasury Obligations – 0.34%
US Treasury Bond 3.00% 2/15/49		10,000	10,384
US Treasury Notes 2.50% 1/31/21		200,000	200,758
2.50% 1/31/24		525,000	531,429
2.625% 2/15/29		60,000	61,175
3.125% 11/15/28		120,000	127,441

Total US Treasury Obligations (cost $923,610)			931,187

		Number of shares
Preferred Stock – 0.39%
Morgan Stanley 5.55% µ		35,000	35,623
US Bancorp 3.81% (LIBOR03M + 1.02%) ●		1,000	796,130
USB Realty 3.93% (LIBOR03M + 1.147%) #●		100,000	86,147
Volkswagen 2.67%	EUR	935	147,407

Total Preferred Stock (cost $975,758)			1,065,307

Short-Term Investments – 1.93%

Money Market Mutual Funds – 1.93%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.36%)		1,054,581	1,054,581
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.31%)		1,054,581	1,054,581
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 2.32%)		1,054,581	1,054,581
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 2.33%)		1,054,581	1,054,581

50

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.31%)	1,054,581	$1,054,581

		5,272,905

Total Short-Term Investments (cost $5,272,905)		5,272,905

Total Value of Securities – 104.98%
(cost $247,667,291)		$286,236,004

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2019, the aggregate value of Rule 144A securities was $25,663,576, which represents 9.41% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2019. Rate will reset at a future date.

∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

@	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

51

Schedule of investments

Delaware Strategic Allocation Fund

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	AUD	(1,950)	USD	1,381	4/1/19	$—	$(4)
BNYM	BRL	295,041	USD	(75,626)	4/2/19	—	(295)
BNYM	HKD	2,214,744	USD	(282,163)	4/2/19	3	—
BNYM	MXN	167,914	USD	(8,682)	4/1/19	—	(35)

Total Foreign Currency Exchange Contracts						$3	$(334)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(4)	Japan 10 yr Bond	$(5,532,076)	$(5,513,669)	6/13/19	$—	$(18,407)	$764
89	US Treasury 5 yr Notes	10,308,703	10,223,965	6/28/19	84,738	—	(20,164)
(52)	US Treasury 10 yr Notes	(6,459,375)	(6,377,978)	6/19/19	—	(81,397)	14,625
12	US Treasury 10 yr Notes	1,490,625	1,468,497	6/19/19	22,128	—	(3,375)
48	US Treasury 10 yr Ultra Notes	6,373,500	6,237,042	6/19/19	136,458	—	(13,500)
(7)	US Treasury Long Bond	(1,047,594)	(1,018,395)	6/19/19	—	(29,199)	2,625

Total Futures Contracts			$5,019,462		$243,324	$(129,003)	$(19,025)

52

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Variation Margin Due from (Due to) Brokers
Over-The-Counter/Protection Purchased:
HSBC-CDX.EM.29[5] 6/20/23- Quarterly	2,000,000	1.00%	$53,557	$29,758	$23,799	$—

IRS Contracts6

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate / Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)[7]	Value	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due to Broker

Centrally Cleared:
5 yr IRS 4/3/22-(Semiannually/Quarterly)	2,105,000	2.066%/(2.808%)	$14,872	$14,872	$—	$3,498
7 yr IRS 6/14/24- (Semiannually/Quarterly)	3,405,000	1.993%/(2.593%)	49,942	49,942	—	8,529
7 yr IRS 2/5/25-(Semiannually/Quarterly)	8,910,000	2.733%/(2.739%)	(207,283)	—	(207,283)	24,706
10 yr IRS 6/27/27- (Semiannually/Quarterly)	4,615,000	2.117%/(2.609%)	84,720	84,720	—	14,570
10 yr IRS 8/3/28-(Semiannually/Quarterly)	4,380,000	3.067%/(2.738%)	(248,260)	—	(248,260)	14,283
30 yr IRS 6/27/47- (Semiannually/Quarterly)	430,000	2.388%/(2.609%)	17,723	17,723	—	1,853
30 yr IRS 8/3/48-(Semiannually/Quarterly)	2,350,000	3.078%/(2.738%)	(245,696)	—	(245,696)	11,178

Total IRS Contracts			$(533,982)	$167,257	$(701,239)	$78,617

53

Schedule of investments

Delaware Strategic Allocation Fund

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented on the previous page represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 9 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of ($66,393).

5Markit’s CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality rating of CCC and above.

6An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

7Rates reset based on LIBOR03M.

Summary of abbreviations:

ADR – American Depositary Receipt

ARM – Adjustable Rate Mortgage

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BNYM – Bank of New York Mellon

BRL – Brazilian Real

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CLO – Collateralized Loan Obligation

CVA – Dutch Certificate

DB – Deutsche Bank

EAFE – Europe Australasia Far East

ETF – Exchange-Traded Fund

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

FTSE – Financial Times Stock Exchange

54

Summary of abbreviations (continued):

GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – HSBC Bank USA, National Association

ICE – Intercontinental Exchange

IRS – Interest Rate Swap

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

NZD – New Zealand Dollar

PJSC – Private Joint Stock Company

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S&P – Standard & Poor’s Financial Services LLC

S.F. – Single Family

TBA – To be announced

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

55

Statement of assets and liabilities

Delaware Strategic Allocation Fund	March 31, 2019

Assets:
Investments, at value[1]	$286,236,004
Cash	287,873
Foreign currencies, at value[2]	502,832
Receivable for securities sold	8,916,784
Dividends and interest receivable	1,369,233
Cash collateral due from brokers	829,605
Foreign tax reclaims receivable	260,483
Swap payments receivable	85,782
Variation margin due from broker on centrally cleared interest rate swap contracts	78,617
Receivable for fund shares sold	49,182
Upfront payments paid on credit default swap contracts	29,758
Unrealized appreciation on credit default swap contracts	23,799
Unrealized appreciation on foreign currency exchange contracts	3

Total assets	298,669,955

Liabilities:
Payable for securities purchased	24,985,597
Payable for fund shares redeemed	363,325
Other accrued expenses	169,080
Investment management fees payable to affiliates	157,806
Swap payments payable	139,357
Cash collateral due to brokers	110,000
Distribution fees payable to affiliates	64,317
Variation margin due to broker on futures contracts	19,025
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,298
Trustees’ fees and expenses payable to affiliates	2,173
Accounting and administration expenses payable to affiliates	1,218
Legal fees payable to affiliates	497
Unrealized depreciation on foreign currency exchange contracts	334
Reports and statements to shareholders expenses payable to affiliates	215

Total liabilities	26,015,242

Total Net Assets	$272,654,713

Net Assets Consist of:
Paid-in capital	$225,240,696
Total distributable earnings (loss)	47,414,017

Total Net Assets	$272,654,713

56

Net Asset Value
Class A:
Net assets	$195,484,361
Shares of beneficial interest outstanding, unlimited authorization, no par	17,867,343
Net asset value per share	$10.94
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$11.61

Class C:
Net assets	$27,274,485
Shares of beneficial interest outstanding, unlimited authorization, no par	2,492,378
Net asset value per share	$10.94

Class R:
Net assets	$1,985,738
Shares of beneficial interest outstanding, unlimited authorization, no par	182,260
Net asset value per share	$10.90

Institutional Class:
Net assets	$47,910,129
Shares of beneficial interest outstanding, unlimited authorization, no par	4,375,855
Net asset value per share	$10.95

[1] Investments, at cost	$247,667,291
[2] Foreign currencies, at cost	501,800

See accompanying notes, which are an integral part of the financial statements.

57

Statement of operations

Delaware Strategic Allocation Fund	Year ended March 31, 2019

Investment Income:
Interest	$5,266,216
Dividends	3,645,658
Foreign tax withheld	(211,706)

8,700,168

Expenses:
Management fees	1,783,275
Distribution expenses – Class A	457,639
Distribution expenses – Class C	272,201
Distribution expenses – Class R	10,305
Dividend disbursing and transfer agent fees and expenses	242,521
Legal fees	107,813
Accounting and administration expenses	87,759
Reports and statements to shareholders expenses	84,267
Registration fees	73,295
Custodian fees	71,833
Audit and tax fees	69,437
Trustee’s fees and expenses	14,352
Other	140,147

3,414,844
Less expenses waived	(167,003)
Less expenses paid indirectly	(3,379)

Total operating expenses	3,244,462

Net Investment Income	5,455,706

58

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$12,604,434
Foreign currencies	(86,352)
Foreign currency exchange contracts	(9,668)
Futures contracts	(2,446)
Swap contracts	(63,000)

Net realized gain	12,442,968

Net change in unrealized appreciation (depreciation) of:
Investments	(14,041,523)
Foreign currencies	(14,104)
Foreign currency exchange contracts	(1,500)
Futures contracts	378,706
Swap contracts	(1,029,199)

Net change in unrealized appreciation (depreciation)	(14,707,620)

Net Realized and Unrealized Loss	(2,264,652)

Net Increase in Net Assets Resulting from Operations	$3,191,054

See accompanying notes, which are an integral part of the financial statements.

59

Statements of changes in net assets

Delaware Strategic Allocation Fund

	Year ended
	3/31/19	3/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,455,706	$4,719,725
Net realized gain	12,442,968	12,394,827
Net change in unrealized appreciation (depreciation)	(14,707,620)	4,048,253

Net increase in net assets resulting from operations	3,191,054	21,162,805

Dividends and Distributions to Shareholders from:
Distributable earnings*:
Class A	(11,137,039)	(13,039,215)
Class C	(1,120,892)	(1,478,455)
Class R	(104,880)	(122,748)
Institutional Class	(3,753,979)	(4,890,520)

	(16,116,790)	(19,530,938)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,207,393	6,263,019
Class C	2,117,524	1,626,492
Class R	211,550	1,778,651
Institutional Class	10,827,096	5,908,229

Net assets from merger[1]:
Class A	35,951,477	—
Class C	18,193,221	—
Class R	1,192,059	—
Institutional Class	7,277,852	—

	Year ended
	3/31/19	3/31/18
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$10,224,109	$11,860,547
Class C	1,093,397	1,416,440
Class R	104,878	122,744
Institutional Class	1,395,126	1,568,591

	101,795,682	30,544,713

Cost of shares redeemed:
Class A	(27,865,061)	(17,061,080)
Class C	(13,961,022)	(4,680,918)
Class R	(1,004,346)	(2,134,663)
Institutional Class	(32,157,000)	(23,740,255)

	(74,987,429)	(47,616,916)

Increase (Decrease) in net assets derived from capital share transactions	26,808,253	(17,072,203)

Net Increase (Decrease) in Net Assets	13,882,517	(15,440,336)

Net Assets:
Beginning of year	258,772,196	274,212,532

End of year[2]	$272,654,713	$258,772,196

[1]	See Note 7 in “Notes to financial statements.”
[2]

Net Assets – End of year includes distributions in excess of net investment income of $154,116 in 2018. The Securities and Exchange Commission eliminated the requirement to disclose undistributed (distributions in excess of) net investment income in 2018.

*

For the year ended March 31, 2019, the Fund has adopted amendments to Regulation S-X (see Note 14 in “Notes to financial statements”). For the year ended March 31, 2018, the dividends and distributions to shareholders were as follows:

	Class A	Class C	Class R	Institutional Class
Dividends from net investment income	$(3,163,950)	$(230,497)	$(25,907)	$(1,285,322)
Distributions from net realized gain	(9,875,265)	(1,247,958)	(96,841)	(3,605,198)

See accompanying notes, which are an integral part of the financial statements.

61

Financial highlights

Delaware Strategic Allocation Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

				10/1/14
Year ended				to	Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$11.46	$11.42	$10.80	$11.97	$12.70	$12.52

0.22	0.21	0.17	0.17	0.08	0.22
(0.05)	0.71	0.84	(0.54)	0.27	0.79

0.17	0.92	1.01	(0.37)	0.35	1.01

(0.20)	(0.21)	(0.24)	(0.17)	(0.12)	(0.18)
(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.69)	(0.88)	(0.39)	(0.80)	(1.08)	(0.83)

$10.94	$11.46	$11.42	$10.80	$11.97	$12.70

1.63%	8.35%	9.45%	(3.32%)	2.89%	8.34%

$195,484	$172,750	$170,801	$174,041	$195,937	$201,628
1.16%	1.14%	1.14%	1.15%	1.16%	1.13%
1.22%	1.17%	1.18%	1.18%	1.25%	1.17%
2.00%	1.79%	1.49%	1.49%	1.34%	1.75%
1.94%	1.76%	1.45%	1.46%	1.25%	1.71%
97%	93%	133%	131%	65%	115%

63

Financial highlights

Delaware Strategic Allocation Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Year ended				10/1/14 to	Year ended

3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$11.46	$11.42	$10.80	$11.97	$12.70	$12.55

0.14	0.12	0.08	0.08	0.04	0.13
(0.05)	0.71	0.84	(0.53)	0.26	0.78

0.09	0.83	0.92	(0.45)	0.30	0.91

(0.12)	(0.12)	(0.15)	(0.09)	(0.07)	(0.11)
(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.61)	(0.79)	(0.30)	(0.72)	(1.03)	(0.76)

$10.94	$11.46	$11.42	$10.80	$11.97	$12.70

0.82%	7.53%	8.62%	(4.06% )	2.50%	7.47%

$27,275	$21,096	$22,602	$24,736	$28,965	$27,906
1.92%	1.90%	1.90%	1.91%	1.92%	1.90%

1.98%	1.93%	1.94%	1.94%	2.01%	1.94%
1.24%	1.03%	0.73%	0.73%	0.58%	0.98%

1.18%	1.00%	0.69%	0.70%	0.49%	0.94%
97%	93%	133%	131%	65%	115%

Financial highlights

Delaware Strategic Allocation Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

				10/1/14
Year ended				to	Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14

$11.40	$11.37	$10.76	$11.93	$12.66	$12.50

0.19	0.18	0.14	0.14	0.07	0.19
(0.03)	0.70	0.83	(0.54)	0.26	0.78

0.16	0.88	0.97	(0.40)	0.33	0.97

(0.17)	(0.18)	(0.21)	(0.14)	(0.10)	(0.16)
(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.66)	(0.85)	(0.36)	(0.77)	(1.06)	(0.81)

$10.90	$11.40	$11.37	$10.76	$11.93	$12.66

1.54%	8.01%	9.11%	(3.59%)	2.76%	7.99%

$1,986	$1,580	$1,801	$1,982	$2,501	$24,307
1.42%	1.40%	1.40%	1.41%	1.42%	1.40%
1.48%	1.43%	1.44%	1.44%	1.51%	1.44%
1.74%	1.53%	1.23%	1.23%	1.08%	1.48%
1.68%	1.50%	1.19%	1.20%	0.99%	1.44%
97%	93%	133%	131%	65%	115%

Financial highlights

Delaware Strategic Allocation Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

				10/1/14
Year ended				to	Year ended
3/31/19	3/31/18	3/31/17	3/31/16	3/31/15[1]	9/30/14
$11.46	$11.42	$10.80	$11.98	$12.71	$12.52

0.25	0.24	0.19	0.19	0.10	0.25
(0.04)	0.71	0.84	(0.54)	0.26	0.79

0.21	0.95	1.03	(0.35)	0.36	1.04

(0.23)	(0.24)	(0.26)	(0.20)	(0.13)	(0.20)
(0.49)	(0.67)	(0.15)	(0.63)	(0.96)	(0.65)

(0.72)	(0.91)	(0.41)	(0.83)	(1.09)	(0.85)

$10.95	$11.46	$11.42	$10.80	$11.98	$12.71

1.96%	8.60%	9.70%	(3.17% )	3.01%	8.62%

$47,910	$63,346	$79,009	$73,036	$62,799	$60,134
0.92%	0.90%	0.90%	0.91%	0.92%	0.90%

0.98%	0.93%	0.94%	0.94%	1.01%	0.94%
2.24%	2.03%	1.73%	1.73%	1.58%	1.98%

2.18%	2.00%	1.69%	1.70%	1.49%	1.94%
97%	93%	133%	131%	65%	115%

Notes to financial statements

Delaware Strategic Allocation Fund	March 31, 2019

Delaware Group® Foundation Funds (Trust) is organized as a Delaware statutory trust and offers one fund: Delaware Strategic Allocation Fund (formerly, Delaware Foundation® Moderate Allocation Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation with current income as a secondary objective.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Investments in repurchase agreements are generally valued at par, which approximates fair value each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the year ended March 31, 2019, the Fund did not incur any interest or tax penalties. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Underlying Funds – The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund invests include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At March 31, 2019, the Fund held no investments in repurchase agreements.

Notes to financial statements

Delaware Strategic Allocation Fund

1. Significant Accounting Policies (continued)

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable.

Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $2,835 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2019, the Fund earned $544 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), do not exceed 0.90% of average daily net assets from April 1, 2018 through March 31, 2019.* For purposes of those waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Effective Jan. 25, 2019, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), a Series of Macquarie Group Limited, and related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays MIMAK fees based on the aggregate average daily net assets of the Fund at a rate of 0.12%.

Jackson Square Partners, LLC (JSP), a related party of DMC, also furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.39% of the first $500 million; 0.36%

73

Notes to financial statements

Delaware Strategic Allocation Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

of the next $500 million; 0.33% of the next $1.5 billion; and 0.30% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2019, the Fund was charged $14,307 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds from April 1, 2018 through June 30, 2018 at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. Effective July 1, 2018, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2019, the Fund was charged $32,738 for these services.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 1.00% of the average daily net assets of the Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are calculated daily and paid monthly.

In connection with the merger with Delaware Balanced Fund, the Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (1) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (2) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shares currently bear 12b-1 fees at the same rate, the blended rate, currently 0.24% of average daily net assets, based on the formula described on the previous page. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2019, the Fund was charged $26,606 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2019, DDLP earned $7,508 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2019, DDLP received gross CDSC commissions of $706 and $1,480 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

Cross trades for the year ended March 31, 2019, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the year ended March 31, 2019, the Fund engaged in Rule 17a-7 securities sales of $8,465,620, which resulted in net realized gains of $2,154,011. There were no Rule 17a-7 securities purchases for the year ended March 31, 2019.

*The aggregate contractual waiver period covering this report is from July 29, 2017 through March 25, 2020.

75

Notes to financial statements

Delaware Strategic Allocation Fund

3. Investments

For the year ended March 31, 2019, the Fund made purchases and sales of investment securities other than US government securities and short-term investments as follows:

Purchases other than US government securities	$104,750,206
Purchases of US government securities	165,027,876
Sales other than US government securities	135,832,474
Sales of US government securities	176,865,533

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:

Cost of investments and derivatives	$248,866,295

Aggregate unrealized appreciation of investments and derivatives	$49,128,335
Aggregate unrealized depreciation of investments and derivatives	(12,154,819)

Net unrealized appreciation of investments and derivatives	$36,973,516

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock
Communication Services	$8,823,793	$4,215,238	$127	$13,039,158
Consumer Discretionary	8,134,985	9,999,805	—	18,134,790
Consumer Staples	3,969,278	8,016,920	—	11,986,198
Energy	5,688,293	4,530,278	—	10,218,571
Financials	8,917,670	9,690,010	—	18,607,680
Healthcare	10,297,348	6,855,566	—	17,152,914
Industrials	5,014,575	11,594,608	—	16,609,183
Information Technology	11,689,782	6,811,342	—	18,501,124
Materials	2,510,773	2,799,388	—	5,310,161
Real Estate	8,931,866	656,567	—	9,588,433
Utilities	1,220,273	604,463	—	1,824,736
Exchange-Traded Funds	19,593,952	—	—	19,593,952
Limited Partnerships	81,930	—	—	81,930
Corporate Debt	—	52,877,235	—	52,877,235
Municipal Bonds	—	1,013,671	—	1,013,671
Non-Agency Commercial Mortgage-Backed Security	—	58,038,097	—	58,038,097
Loan Agreements	—	4,072,025	—	4,072,025
Foreign Debt	—	2,316,747	—	2,316,747
US Treasury Obligations	—	931,187	—	931,187
Preferred Stock[1]	796,130	269,177	—	1,065,307
Short-Term Investments	5,272,905	—	—	5,272,905

Total Value of Securities	$100,943,553	$185,292,324	$127	$286,236,004

77

Notes to financial statements

Delaware Strategic Allocation Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$3	$—	$3
Futures Contracts	243,324	—	—	243,324
Swap Contracts	—	191,056	—	191,056
Liabilities:
Foreign Currency Exchange Contracts	$—	$(334)	$—	$(334)
Futures Contracts	(129,003)	—	—	(129,003)
Swap Contracts	—	(701,239)	—	(701,239)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	74.73%	25.27%	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the year ended March 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 2 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the year. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2019 and 2018 was as follows:

	Year ended
	3/31/19	3/31/18
Ordinary income	$5,149,123	$5,836,130
Long term capital gain	10,967,667	13,694,808

Total	$16,116,790	$19,530,938

5. Components of Net Assets on a Tax Basis

As of March 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$225,240,696
Undistributed long-term capital gains	10,440,501
Net unrealized appreciation of investments, foreign currencies, and derivatives	36,973,516

Net assets	$272,654,713

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, tax deferral of straddle losses, partnership income, tax treatment of trust preferred securities, market discount and premium on debt instruments, mark-to-market of foreign currency exchange contracts, tax treatment of passive foreign investment companies (PFIC), mark-to-market on futures, and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of wash sales, PFIC mark-to-market, and swap accrual basis adjustments. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2019, the Fund recorded the following reclassifications:

Distributable earnings	$(410,066)
Paid-in capital	410,066

79

Notes to financial statements

Delaware Strategic Allocation Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/19	3/31/18
Shares sold:
Class A	1,185,928	540,718
Class C	192,703	141,226
Class R	19,115	153,284
Institutional Class	972,719	509,566

Shares from merger:
Class A	3,209,953	—
Class C	1,624,395	—
Class R	106,911	—
Institutional Class	649,229	—

Shares issued upon reinvestment of dividends and distributions:
Class A	938,694	1,058,091
Class C	100,774	126,570
Class R	9,680	11,013
Institutional Class	128,402	139,823

	9,138,503	2,680,291

Shares redeemed:
Class A	(2,546,459)	(1,481,230)
Class C	(1,267,014)	(406,035)
Class R	(91,975)	(184,120)
Institutional Class	(2,900,734)	(2,040,580)

	(6,806,182)	(4,111,965)

Net increase (decrease)	2,332,321	(1,431,674)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the years ended March 31, 2019 and 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
Year ended	Shares	Shares	Shares	Shares	Value
3/31/19	24,252	152,102	151,854	24,230	$2,024,307
3/31/18	1,675	—	—	1,673	19,247

7. Fund Merger

As of the close of business on July 27, 2018, the Fund acquired all of the assets and liabilities of Delaware Foundation® Conservative Allocation Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the Fund pursuant to a Plan and Agreement of Reorganization (“Reorganization”). For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Fund equal to the aggregate net asset value of their shares in the Acquired Fund by a taxable exchange prior to the Reorganization, as shown in the following table:

	Acquired Fund	Shares
	Shares	Converted to	Acquired Fund
	Outstanding	the Fund	Net Assets	Conversion Ratio
Class A	3,847,090	3,209,953	$35,951,477	0.834
Class C	1,940,385	1,624,395	18,193,221	0.837
Class R	127,564	106,911	1,192,059	0.838
Institutional Class	776,847	649,229	7,277,852	0.836

The net assets of the Fund before the acquisition were $243,255,988. The net assets of the Fund immediately following the acquisition were $305,870,597.

If the acquisition had been completed on April 1, 2018, the beginning of the Fund’s reporting period, the Fund’s results of operations for the year ended March 31, 2019, would have been as follows (unaudited):

Net investment income	$5,886,374	(a)
Net realized gain	13,632,735	(b)
Net change in unrealized appreciation (depreciation)	(15,255,647	) (c)

Net increase in net assets resulting from operations	$4,263,462

(a)$5,455,706, as reported in the Statement of operations, plus $430,668 net investment income from Delaware Foundation Conservative Allocation Fund pre-merger.

(b)$12,442,968, as reported in the Statement of operations, plus $1,189,767 net realized gain from Delaware Foundation Conservative Allocation Fund pre-merger.

(c)$(14,707,620), as reported in the Statement of operations, plus $(548,027) net change in unrealized appreciation (depreciation) from Delaware Foundation Conservative Allocation Fund pre-merger.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statement of operations since July 30, 2018.

8. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a revolving line of credit intended to be used for temporary or emergency purposes as an additional source

81

Notes to financial statements

Delaware Strategic Allocation Fund

8. Line of Credit (continued)

of liquidity to fund redemptions of investor shares. The revolving line of credit available was reduced from $155,000,000 to $130,000,000 on Sept. 6, 2018. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 5, 2018.

On Nov. 5, 2018, the Participants entered into an amendment to the agreement for a $190,000,000 revolving line of credit. The revolving line of credit available was increased to $220,000,000 on Nov. 29, 2018. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of March 31, 2019, or at any time during the year then ended.

9. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the year ended March 31, 2019, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities the Fund already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At March 31, 2019, the Fund posted $101,202 in cash as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the year ended March 31, 2019, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Swap Contracts – The Fund may enter into interest rate swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into interest rate swaps to manage its sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in

83

Notes to financial statements

Delaware Strategic Allocation Fund

9. Derivatives (continued)

interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2019, the Fund entered into interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended March 31, 2019, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the year ended March 31, 2019, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended March 31, 2019, the Fund entered into CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At March 31, 2019, the Fund posted $728,403 in cash collateral for open centrally cleared interest rate swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.” The Fund received $110,000 in cash collateral for open over-the-counter credit default swap contracts, which is included in “Cash collateral due to brokers” on the “Statement of assets and liabilities.”

Fair values of derivative instruments as of March 31, 2019 were as follows:

	Asset Derivatives Fair Value
		Interest
	Currency	Rate	Credit
Statement of Assets and Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized appreciation on foreign currency exchange contracts	$3	$—	$—	$3
Variation margin due from broker on centrally cleared interest rate swap contracts**	—	167,257	—	167,257
Variation margin due from broker on futures contracts*	—	243,324	—	243,324
Unrealized appreciation on credit default swap contracts	—	—	23,799	23,799

Total	$3	$410,581	$23,799	$434,383

85

Notes to financial statements

Delaware Strategic Allocation Fund

9. Derivatives (continued)

	Liability Derivatives Fair Value
		Interest
	Currency	Rate
Statement of Assets and Liabilities Location	Contracts	Contracts	Total
Variation margin due to brokers on futures contracts*	$—	$129,003	$129,003
Variation margin due from broker on centrally cleared interest rate swap contracts**	—	701,239	701,239
Unrealized depreciation on foreign currency exchange contracts	334	—	334

Total	$334	$830,242	$830,576

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through March 31, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the year ended March 31, 2019 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(9,668)	$—	$—	$(9,668)
Interest rate contracts	—	(2,446)	(208,730)	(211,176)
Credit contracts	—	—	145,730	145,730

Total	$(9,668)	$(2,446)	$(63,000)	$(75,114)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency contracts	$(1,500)	$—	$—	$(1,500)
Interest rate contracts	—	378,706	(1,111,522)	(732,816)
Credit contracts	—	—	82,323	82,323

Total	$(1,500)	$378,706	$(1,029,199)	$(651,993)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended March 31, 2019.

	Long Derivatives	Short Derivatives
	Volume	Volume
Foreign currency exchange contracts (average cost)	$86,455	$118,597
Futures contracts (average notional value)	7,914,536	24,706,986
CDS contracts (average notional value)*	4,526,017	—
Interest rate swap contracts (average notional value)**	—	25,606,726

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

10. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

87

Notes to financial statements

Delaware Strategic Allocation Fund

10. Offsetting (continued)

At March 31, 2019, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
The Bank of New York Mellon	$3	$(334)	$(331)
HSBC Bank USA, National Association	23,799	—	23,799

Total	$23,802	$(334)	$23,468

		Fair Value of
		Non-Cash		Fair Value of	Cash
		Collateral	Cash Collateral	Non-Cash	Collateral
Counterparty	Net Position	Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
The Bank of New York Mellon	$(331)	$—	$—	$—	$—	$(331)
HSBC Bank USA, National Association	23,799	—	(23,799)	—	—	—

Total	$23,468	$—	$(23,799)	$—	$—	$(331)

Master Securities Forward Transaction Agreements

Master Securities Forward Transaction Agreements (MFA) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The MFA maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. As of March 31, 2019, the following table is a summary of the Fund’s TBA securities by counterparty which are subject to offsetting under MFA:

		Cash	Cash
	TBA	Collateral	Collateral	Net
Counterparty	at Value	Received	Pledged	Exposure(a)
Citigroup Capital Markets Inc.	$5,594,385	$—	$—	$5,594,385
Goldman, Sachs & Co.	658,141	—	—	658,141
Morgan Stanley & Co. LLC	2,506,533	—	—	2,506,533
Wells Fargo Securities, LLC	1,384,514	—	—	1,384,514

Total	$10,143,573	$—	$—	$10,143,573

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

11. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund

89

Notes to financial statements

Delaware Strategic Allocation Fund

11. Securities Lending (continued)

would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended March 31, 2019, the Fund had no securities out on loan.

12. Credit and Market Risk

When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the year ended March 31, 2019. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated

91

Notes to financial statements

Delaware Strategic Allocation Fund

12. Credit and Market Risk (continued)

under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Securities and Exchange Commission (SEC) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the “Statement of assets and liabilities” and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the “Statements of changes in net assets.” The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the “Statements of changes in net assets” and certain tax adjustments that were reflected in the “Notes to financial statements.” All of these have been reflected in the Fund’s financial statements.

15. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to March 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

93

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Foundation Funds and Shareholders of Delaware Strategic Allocation Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Strategic Allocation Fund (the “Fund”) as of March 31, 2019, the related statement of operations for the year ended March 31, 2019, the statements of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

May 21, 2019

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Long-Term Capital Gain Distributions (Tax Basis)	68.05%
(B) Ordinary Income Distribution (Tax Basis)*	31.95%
Total Distributions	100.00%
(C) Qualified Dividends[1]	22.92%

(A) and (B) are based on a percentage of the Fund’s total distributions.

(C) is based on the Fund’s ordinary income distributions.

[1]	Qualified dividends represent dividends which qualify for the corporate dividends received deduction.
*

For the fiscal year ended March 31, 2019, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The percentage of dividends paid by the Fund from ordinary income reported as qualified dividend income is 59.16%. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV, as applicable.

For the fiscal year ended March 31, 2019, certain interest income paid by the Fund has been determined to be Qualified Interest Income and may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief, Unemployment Insurance Reauthorization, and Job Creations Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2019, the Fund has reported maximum distributions of Qualified Interest Income of $2,820,745.

Board consideration of sub-advisory agreement for Delaware Strategic Allocation Fund at a meeting held November 14-15, 2018

At a meeting held on Nov. 14-15, 2018, the Board of Trustees of Delaware Strategic Allocation Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) for the Fund. MIMAK may also be referenced as “sub-advisor” below.

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by

Other Fund information (Unaudited)

Delaware Strategic Allocation Fund

Board consideration of sub-advisory agreement for Delaware Strategic Allocation Fund at a meeting held November 14-15, 2018 (continued)

MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of MIMAK’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with independent counsel. The materials prepared by Management in connection with the approval of the Sub-Advisory Agreement were sent to the Independent Trustees in advance of the meeting. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, quality, and extent of services. The Board considered the nature, quality, and extent of services that MIMAK would provide as a sub-advisor to the Fund. The Trustees considered the investment process to be employed by MIMAK in connection with DMC’s collaboration with MIMAK in managing the Fund, and the qualifications and experience of MIMAK’s asset allocation team with regard to implementing the Fund’s investment mandate. The Board considered MIMAK’s organization, personnel, and operations. The Trustees also considered Management’s review and recommendation process with respect to MIMAK, and Management’s favorable assessment as to the nature, quality, and extent of the sub-advisory services expected to be provided by MIMAK to the Fund. Based on its consideration and review of the foregoing factors, the Board concluded that the nature, quality, and extent of the sub-advisory services to be provided by MIMAK, as well as MIMAK’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund, in light of the Fund’s investment objective, strategies, and policies.

In discussing the nature of the services proposed to be provided by the sub-advisor, several Board members observed that, unlike traditional sub-advisors, who make the investment-related decisions with respect to the sub-advised portfolio, the relationship contemplated in this case is limited to determining the allocation across the Fund’s underlying asset class strategies, which strategies are primarily managed by in-house teams.

Sub-advisory fees. The Board considered that DMC would pay sub-advisory fees to MIMAK out of its own management fee and that, accordingly, Management is not making any changes to the Fund’s management fees or total expenses to accommodate the proposal. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between the advisor and sub-advisor, the proposed fee arrangement was understandable and reasonable.

Investment performance. In evaluating performance, the Board considered that MIMAK would provide asset allocation services, but that DMC’s portfolio managers for the Fund would retain portfolio management discretion over the Fund’s underlying securities selection.

Economies of scale and fall-out benefits. The Board considered whether the proposed fee arrangement would reflect economies of scale for the benefit of Fund investors as assets in the Fund increased, as applicable. The Board also considered that DMC and its affiliates may benefit by leveraging the global resources of its affiliates.

97

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

1 Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	59	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	59	None
(March 2004–Present)

Managing Member,	59	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	59	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–Present)
Market Manager,
New Jersey Private		Director —
Bank (2005–2011) —		Santander Bank, N.A.
J.P. Morgan Chase & Co.		(December 2016–Present)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

99

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)
President —	59	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–present)
(July 2002–June 2010)
Director — Drexel
Morgan & Co.
(2015–present)

Director and Audit Committee
Member — vTv
Therapeutics LLC
(2017–present)

Director and Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
(2018–present)
Private Investor	59	None
(2004–Present)

101

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	59	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director —
Carrizo Oil & Gas, Inc.
Executive Advisor to Dean		(March 2018–Present)
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	59	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

103

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer	59	Director and Audit
and President —		Committee Member —
Gore Creek		H&R Block Corporation
Capital, Ltd.		(July 2008–Present)
(August 2009–Present)
Director and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present);
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director — International
Securities Exchange
(2010–2016)
Vice President and Treasurer	59	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

105

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	59	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Richard Salus has served	59	None[3]
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor, Daniel V. Geatens, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc., which has an affiliated investment manager.

107

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds ®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

New York, NY

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Strategic Allocation Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

John A. Fry
Lucinda S. Landreth
Thomas K. Whitford
Christianna Wood
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $48,270 for the fiscal year ended March 31, 2019.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $93,840 for the fiscal year ended March 31, 2018.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,738 for the fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $11,466 for the fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $11,748,000 and $11,748,000 for the registrant’s fiscal years ended March 31, 2019 and March 31, 2018, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 180 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the semiannual period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® FOUNDATION FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 5, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 5, 2019